UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02119

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02119

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2012

MFS® ALABAMA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.9%
Airport Revenue - 1.6%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 2030	$1,000,000	$1,126,370

General Obligations - General Purpose - 9.2%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,216,590
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	694,622
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	180,126
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	311,420
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	272,750
Huntsville, AL, Capital Improvement Warrants, “A”, 5%, 2024	215,000	263,930
Huntsville, AL, Capital Improvement Warrants, “A”, 5%, 2025	1,000,000	1,220,500
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,103,960
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	307,694
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	285,000	293,006
State of California, 6%, 2039	550,000	669,300

		$6,533,898
General Obligations - Improvement - 2.7%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$966,246
Guam Government, “A”, 6.75%, 2029	260,000	290,137
Guam Government, “A”, 7%, 2039	60,000	67,937
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	568,765

		$1,893,085
General Obligations - Schools - 11.6%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	$685,000	$400,869
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	750,000	834,412
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	591,905
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,750,420
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	996,222
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,104,860
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2024	750,000	886,920
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2031	500,000	571,615
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	1,064,120

		$8,201,343
Healthcare Revenue - Hospitals - 19.4%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$810,863
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,350
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	808,005
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	516,000
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	868,425
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	165,000	172,141
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	328,296
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,146,500
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 5%, 2027	1,000,000	1,095,280
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	503,969
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	930,571
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,078,830
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	306,275
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	276,951
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	105,000	118,743
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	536,575

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	$500,000	$515,500
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	433,333
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	555,375
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	220,000	235,319
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	595,723
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	363,236

		$13,700,260
Healthcare Revenue - Long Term Care - 1.1%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	$750,000	$799,343

Industrial Revenue - Paper - 2.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$200,000	$207,572
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	526,065
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	500,000	500,180
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	284,410
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	300,000	331,593

		$1,849,820
Multi-Family Housing Revenue - 2.4%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$710,000	$710,561
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	955,000	957,187

		$1,667,748
Port Revenue - 0.8%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$597,195

Sales & Excise Tax Revenue - 3.2%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,065,560
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	379,311
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	120,000	132,516
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	515,000	655,291

		$2,232,678
Single Family Housing - State - 0.8%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2023	$550,000	$587,284

State & Local Agencies - 6.8%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2029	$1,000,000	$1,130,160
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,217,840
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,243,170
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 2032	500,000	578,210
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	439,928
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	165,525

		$4,774,833
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$104,740
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	33,394
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	79,834
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	39,795
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,925
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,874
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	70,199

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	$65,000	$71,421
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	436,112
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	261,635

		$1,130,929
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$70,000	$75,478
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	110,000	123,900
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	180,000	194,357

		$393,735
Universities - Colleges - 14.2%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,424,319
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,153,080
Auburn University, General Fee Rev., 5%, 2019	500,000	613,735
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,065,560
Auburn University, General Fee Rev., “A”, 5%, 2019	500,000	615,120
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	10,000	10,919
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	70,000	77,098
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	626,329
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,088,810
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,048,100
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,051,890
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,126,680
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	163,763

		$10,065,403
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$20,000	$22,048

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$224,665

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$80,608

Utilities - Municipal Owned - 6.0%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,025,830
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 2037	1,000,000	1,116,650
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	1,000,000	1,127,270
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	158,073
Tuskegee, AL, Utilities Board, Utility Rev., 4.5%, 2037	750,000	791,730

		$4,219,553
Utilities - Other - 1.2%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$305,000	$328,714
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	155,000	174,034
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	339,970

		$842,718
Water & Sewer Utility Revenue - 12.7%
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	$750,000	$762,232
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,068,340
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	422,684
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	834,630

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$2,000,900
Cullman, AL, Utilities Board Water Rev., AGM, 5%, 2026	500,000	581,320
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2015 (c)	1,000,000	1,099,440
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 2032	1,000,000	1,125,450
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,081,000

		$8,975,996
Total Municipal Bonds		$69,919,512

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	299,562	$299,562
Total Investments		$70,219,074

Other Assets, Less Liabilities - 0.7%		523,431
Net Assets - 100.0%		$70,742,505

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$69,919,512	$—	$69,919,512
Mutual Funds	299,562	—	—	299,562
Total Investments	$299,562	$69,919,512	$—	$70,219,074

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$64,140,433
Gross unrealized appreciation	6,108,944
Gross unrealized depreciation	(30,303)
Net unrealized appreciation (depreciation)	$6,078,641

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,200,178	9,592,021	(11,492,637)	299,562

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,176	$299,562

6

QUARTERLY REPORT

December 31, 2012

MFS® ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.4%
Airport Revenue - 0.6%
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	$135,000	$155,658
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	130,000	148,708
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	260,000	300,261
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	800,000	802,176

		$1,406,803
General Obligations - General Purpose - 6.6%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,751,606
Commonwealth of Puerto Rico, “A”, 5.5%, 2015	2,015,000	2,130,097
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	917,222
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	571,788
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	378,438
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,000,000	2,104,600
Little Rock, AR, Library Construction & Improvement, 5%, 2028	70,000	81,141
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,018,240
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	423,589
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	465,612
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,232,109
State of California, 6%, 2039	1,160,000	1,411,616
State of Maryland, “C”, 5%, 2019	2,000,000	2,508,480

		$15,994,538
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$574,694
Guam Government, “A”, 5.25%, 2037	255,000	258,476
Guam Government, “A”, 7%, 2039	65,000	73,598

		$906,768
General Obligations - Schools - 12.5%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	$1,000,000	$998,000
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,140,662
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,081,388
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,945,161
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,654,373
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	3,194,670
Cabot, AR, School District No. 4, Lonoke County, “A”, AMBAC, 4.7%, 2038	1,500,000	1,538,415
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	2,320,000	1,357,687
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	295,280
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	647,200
Crittenden County, AR, Community College District, 4%, 2042	1,500,000	1,502,325
Lincoln, AR, School District No. 48, 4%, 2032	720,000	745,848
Little Rock, AR, School District, 4%, 2033	2,000,000	2,066,620
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,448,931
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	2,129,885
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,068,220
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,145,180
Springdale, AR, School District No. 50, 3%, 2029	910,000	907,643
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	386,764
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	768,244

		$30,022,496

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - 9.1%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$1,140,000	$1,139,987
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	766,928
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	1,055,970
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	520,000	542,506
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 2032	540,000	577,789
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	486,591
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	193,486
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	612,551
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,149,200
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,202,158
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 2026	2,000,000	2,169,840
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	510,000	592,967
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	648,016
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	471,729
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	491,197
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	355,000	401,466
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	412,556
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	635,086
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	126,244
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	415,765
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	555,915
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	685,000	772,577
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,122,110
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	873,938
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,574,403
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,029,950
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2003	990,000	1,167,854
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	721,130

		$21,909,909
Industrial Revenue - Paper - 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$255,325

Miscellaneous Revenue - Other - 0.4%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$895,000	$1,058,051

Multi-Family Housing Revenue - 0.4%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,000,970

Sales & Excise Tax Revenue - 10.5%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 2025	$1,000,000	$1,062,230
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,387,395
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	887,004
Fort Smith, AR, Sales & Use Tax, 5%, 2024	2,040,000	2,411,525
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,314,040
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	800,687
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,045,613
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,777,523
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	873,256
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	915,000	976,049
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	945,000	1,025,004
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	833,792
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	691,716
Rogers, AR, Sales & Use Tax Rev., 5%, 2023	1,000,000	1,199,480

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Rogers, AR, Sales & Use Tax Rev., 4.125%, 2031	$500,000	$523,600
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,453,200
Springdale, AR, Sales & Use Tax Rev., 5%, 2027	3,145,000	3,756,482
Springdale, AR, Sales & Use Tax Rev., 5%, 2028	1,000,000	1,184,960
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 2032	1,840,000	2,023,724

		$25,227,280
Single Family Housing Revenue - Local - 1.1%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,635,188

Single Family Housing - State - 2.9%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$1,190,000	$1,235,137
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	100,000	100,049
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	470,000	493,989
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	685,000	697,536
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	940,000	950,058
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	440,000	442,895
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	1,965,000	2,105,891
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	830,000	853,074

		$6,878,629
State & Local Agencies - 4.2%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 2034	$2,605,000	$3,015,366
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	435,000	466,220
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	547,465
Arkansas Development Finance Authority Rev., State Agency Environmental Facilities, “A”, AMBAC, 5%, 2013 (c)	2,500,000	2,657,325
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,329,963

		$10,016,339
Tax - Other - 4.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$540,240
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	72,355
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,535,000	1,663,986
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2023	810,000	865,598
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2024	1,685,000	1,790,599
Little Rock, AR, Library Construction & Improvement Rev., 5%, 2027	500,000	580,830
Rogers, AR, School District Number 30, 3%, 2026	1,025,000	1,030,750
Rogers, AR, School District Number 30, 3%, 2027	1,095,000	1,098,066
Rogers, AR, School District Number 30, 4.75%, 2032	935,000	958,515
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	145,797
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	155,990
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	148,335
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	1,024,863
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	562,237

		$10,638,161
Tobacco - 1.3%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$1,144,540
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	1,940,000	1,054,681
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	290,426
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	685,000	680,479

		$3,170,126

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$805,000	$834,552
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	532,179

		$1,366,731
Universities - Colleges - 21.1%
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 3.875%, 2031	$870,000	$891,637
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 4.1%, 2037	500,000	512,095
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	1,000,000	1,030,420
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 2032	2,595,000	2,813,084
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2023	550,000	650,392
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2027	545,000	624,586
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	552,975
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	854,085
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,164,224
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	685,000	797,511
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,831,048
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	85,000	82,812
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	140,000	139,681
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 4.375%, 2031	60,000	57,440
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	29,361
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	1,000,000	1,088,400
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 2041	2,000,000	2,197,280
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	1,310,000	1,661,617
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,203,880
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	980,004
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2023	250,000	280,628
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2024	250,000	278,088
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2025	500,000	549,075
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2026	305,000	332,667
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2027	700,000	762,923
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	854,865
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,167,750
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,154,040
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,590,529
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,510,614
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,343,042
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,427,232
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,100,730
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,236,140
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 2032	1,000,000	1,196,110
University of Arkansas, University Rev. (Monticello Campus), 4%, 2032	705,000	743,994
University of Arkansas, University Rev. (Monticello Campus), 4%, 2035	600,000	618,624
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	838,208
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	837,564
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	925,293
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	377,437
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,823,050
University of California Rev., “G”, 4%, 2029	1,260,000	1,396,899
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	3,000,000	3,233,490
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,074,376

		$50,815,900

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 1.1%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$710,000	$799,929
Independence County, AR, Pollution Control Rev., AMBAC, 4.9%, 2022	1,000,000	1,037,620
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	751,148

		$2,588,697
Utilities - Municipal Owned - 6.0%
Benton, AR, Public Utility Rev., AMBAC, 5%, 2031	$1,500,000	$1,612,755
Benton, AR, Public Utility Rev., AGM, 5%, 2032	1,130,000	1,297,805
Benton, AR, Public Utility Rev., AMBAC, 5%, 2036	1,000,000	1,063,510
Benton, AR, Public Utility Rev., AGM, 5%, 2036	1,165,000	1,308,132
Guam Power Authority Rev., “A”, AGM, 5%, 2025	135,000	156,419
Guam Power Authority Rev., “A”, AGM, 5%, 2026	110,000	126,753
Guam Power Authority Rev., “A”, AGM, 5%, 2027	45,000	51,610
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	502,142
Guam Power Authority Rev., “A”, 5%, 2034	135,000	146,021
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	297,908
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	3,820,000	4,135,226
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2021	1,040,000	1,165,122
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2022	1,090,000	1,208,232
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	470,000	468,557
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,004,550

		$14,544,742
Utilities - Other - 0.9%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$970,000	$1,045,418
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	465,000	522,102
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	300,000	344,706
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	178,019

		$2,090,245
Water & Sewer Utility Revenue - 13.2%
Arkansas Community Public Water Systems Authority Rev., 5%, 2032	$1,020,000	$1,169,818
Arkansas Community Public Water Systems Authority Rev., 3.7%, 2036	1,500,000	1,485,885
Arkansas Community Public Water Systems Authority Rev., 4%, 2042	1,000,000	1,013,670
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2022	1,500,000	1,890,300
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2024	2,645,000	3,307,334
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2025	1,500,000	1,866,345
Central Arkansas Water Rev., “B”, 4%, 2014	880,000	931,594
Central Arkansas Water Rev., “B”, 4%, 2016	795,000	882,983
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,000,900
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	840,000	961,405
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2021	1,545,000	1,827,488
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2022	455,000	532,273
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,257,820
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,381,918
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	889,905
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,182,760
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	800,258
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,353,220
Rogers, AR, Sewer Rev., AMBAC, 5%, 2037	1,000,000	1,094,640
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	1,275,000	1,505,979
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,457,937

		$31,794,432
Total Municipal Bonds		$234,321,330

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	3,875,141	$3,875,141
Total Investments		$238,196,471

Other Assets, Less Liabilities - 1.0%		2,468,120
Net Assets - 100.0%		$240,664,591

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$234,321,330	$—	$234,321,330
Mutual Funds	3,875,141	—	—	3,875,141
Total Investments	$3,875,141	$234,321,330	$—	$238,196,471

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$224,091,068
Gross unrealized appreciation	14,740,781
Gross unrealized depreciation	(635,378)
Net unrealized appreciation (depreciation)	$14,105,403

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,384,699	47,235,045	(49,744,603)	3,875,141

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,471	$3,875,141

8

QUARTERLY REPORT

December 31, 2012

MFS® CALIFORNIA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.6%
Airport Revenue - 6.6%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$917,857
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,483,990
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,482,475
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,020,000	1,126,427
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,794,345
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	2,000,000	2,178,320
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	1,715,000	1,915,192
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	850,000	942,089
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,371,960
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,576,334
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,861,952

		$21,650,941
General Obligations - General Purpose - 7.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$2,535,000	$2,688,089
State of California, 5%, 2019	1,700,000	2,073,252
State of California, 5%, 2034	2,200,000	2,474,758
State of California, 5.25%, 2035	2,545,000	2,966,070
State of California, 6%, 2039	3,000,000	3,650,730
State of California, 5.5%, 2040	3,670,000	4,305,974
State of California, 5.25%, 2040	2,775,000	3,226,382
State of California, 5%, 2042	2,500,000	2,812,700

		$24,197,955
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$94,852
Guam Government, “A”, 5.25%, 2037	815,000	826,108
Guam Government, “A”, 7%, 2039	95,000	107,567

		$1,028,527
General Obligations - Schools - 7.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$4,335,000	$2,337,996
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	518,650
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,203,851
Clovis, CA, Unified School District (Election of 2001), Capital Appreciation, “B”, 0%, 2024	3,000,000	2,010,000
Clovis, CA, Unified School District (Election of 2001), Capital Appreciation, “B”, 0%, 2027	2,500,000	1,463,025
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	367,970
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	1,043,850
Glendale, CA, Community College District (Election 2002), “D”, NATL, 5%, 2031	1,710,000	1,934,369
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	189,940
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	722,232
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,656,077
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,463,319
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,060,000	2,298,466
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	2,052,819
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	3,377,091
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,011,322
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	995,380

		$24,646,357
Healthcare Revenue - Hospitals - 18.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,099,060
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	1,090,000	1,226,980

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2028	$500,000	$558,280
California Health Facilities Financing Authority Rev. (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,758,278
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,778,220
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,115,100
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	1,074,970
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 2034	1,000,000	1,096,180
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,436,960
California Health Facilities Financing Authority Rev. (City of Hope), “A”, 5%, 2039	1,200,000	1,358,640
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	1,705,000	1,953,896
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,126,160
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	39,302
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,825,260
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	2,083,728
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	2,955,000	3,362,583
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	1,495,000	1,676,672
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	2,104,600
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,517,500
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,334,580
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,160,740
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,077,380
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,965,835
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	3,390,000	3,825,581
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	2,550,000	2,875,865
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,520,970
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	3,214,890
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	2,057,159
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	1,000,000	1,241,400
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,550,000	2,668,779
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	1,032,240
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,147,200
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,054,400

		$59,369,388
Healthcare Revenue - Long Term Care - 3.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$850,000	$994,976
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), CALHF, 5.125%, 2022	1,000,000	1,001,370
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,640,130
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2047	1,785,000	1,945,025
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	1,270,000	1,358,710
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	1,004,660
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	750,000	809,618
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,212,821
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,012,670

		$10,979,980
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$753,045

Miscellaneous Revenue - Other - 2.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,735,048
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,442,322
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	1,041,200

		$7,218,570

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$115,000	$122,556
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,605,000	1,616,556
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	9,165,000	738,607
Santa Clara Valley, CA, Transportation Authority, Sales Tax Rev., “B”, 5%, 2020	3,270,000	4,047,475

		$6,525,194
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,713,747
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,315,881
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	805,000	823,169

		$5,852,797
State & Agency - Other - 0.5%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$1,520,000	$1,703,753

State & Local Agencies - 5.0%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$535,000	$633,477
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,430,480
California Public Works Board Lease Rev., Department of General Services, 6.25%, 2034	1,500,000	1,802,010
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,570,399
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.958%, 2037	2,320,000	1,603,445
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,832,512
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	3,306,060
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,100,000	2,202,816
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,090,660

		$16,471,859
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$490,626
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	161,407

		$652,033
Tax Assessment - 6.0%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,704,329
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,356,667
Fullerton, CA, Community Facilities District, Special Tax (Amerige Heights), 5%, 2032	845,000	912,803
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,835,645
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	685,000	754,137
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	340,000	397,586
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,002,410
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,878,587
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,495,558
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,251,125
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,159,880
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,159,970

		$19,908,697
Tobacco - 2.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$2,715,225
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,485,000	1,521,086
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	3,405,000	3,215,512
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,800,000	2,179,260

		$9,631,083

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 0.2%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,830

Transportation - Special Tax - 1.1%
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 5%, 2036	$1,280,000	$1,503,962
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 2037	1,910,000	2,158,319

		$3,662,281
Universities - Colleges - 10.5%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,687,545
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	1,000,000	1,044,140
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	839,872
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	1,175,726
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,584,975
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,444,900
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	721,291
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,317,354
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,559,940
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	2,178,546
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,423,631
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,214,400
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,752,810
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,743,705
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	2,125,000	2,535,635
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2034	1,500,000	1,650,705
California State University Rev., “A”, 5%, 2024	2,130,000	2,562,369
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	1,006,360
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,544,496
University of California Rev., “G”, 4%, 2029	1,465,000	1,624,172

		$34,612,572
Universities - Dormitories - 1.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$2,149,340
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,200,380

		$4,349,720
Universities - Secondary Schools - 1.5%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	$825,000	$831,212
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	1,300,000	1,357,824
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	850,000	890,681
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	1,785,000	1,870,109

		$4,949,826
Utilities - Cogeneration - 0.5%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,695,000	$1,698,797

Utilities - Investor Owned - 1.4%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$2,149,760
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 2018	2,545,000	2,574,573

		$4,724,333
Utilities - Municipal Owned - 7.0%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$4,695,000	$5,752,830
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,494,220

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$4,053,147
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,173,218
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,419,325
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	2,130,000	2,577,023
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,339,720
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	2,130,000	2,327,068

		$23,136,551
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,461,323
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,546,097
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	1,655,000	1,884,764

		$6,892,184
Water & Sewer Utility Revenue - 7.2%
California Department of Water Resources, Center Valley Project Rev., “A-J”, 5%, 2025	$2,550,000	$3,161,949
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	680,000	664,285
Escondido CA, Joint Powers Financing Authority Rev., (Water System Financing), 5%, 2041	2,540,000	2,792,324
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	554,689
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,908,570
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	2,088,340
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	2,004,500
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	405,188
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “B”, 5%, 2022	1,175,000	1,407,133
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	2,555,000	3,193,316
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	1,885,000	2,226,487
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	1,875,000	2,189,981

		$23,596,762
Total Municipal Bonds		$318,714,035

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	7,142,478	$7,142,478
Total Investments		$325,856,513

Other Assets, Less Liabilities - 1.2%		4,048,784
Net Assets - 100.0%		$329,905,297

(c)	Refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $753,045, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$318,714,035	$—	$318,714,035
Mutual Funds	7,142,478	—	—	7,142,478
Total Investments	$7,142,478	$318,714,035	$—	$325,856,513

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$298,226,222
Gross unrealized appreciation	28,133,127
Gross unrealized depreciation	(502,836)
Net unrealized appreciation (depreciation)	$27,630,291

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,908,727	59,127,668	(53,893,917)	7,142,478

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,398	$7,142,478

8

QUARTERLY REPORT

December 31, 2012

MFS® GEORGIA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 94.3%
Airport Revenue - 3.9%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$795,990
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	791,303
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,047,980
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	352,954
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	45,000	51,886
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	45,000	51,476
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	85,000	98,162

		$3,189,751
General Obligations - General Purpose - 6.4%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$551,570
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	305,000	300,398
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	523,050
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	596,282
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	553,515
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	243,177
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	265,000	272,444
State of California, 5.125%, 2033	305,000	345,373
State of California, 6%, 2039	420,000	511,102
State of Georgia, “E”, 5%, 2016	1,000,000	1,151,430
State of Georgia, “I”, 4%, 2024	100,000	116,280

		$5,164,621
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$185,000	$206,443
Guam Government, “A”, 5.25%, 2037	100,000	101,363
Guam Government, “A”, 7%, 2039	25,000	28,307

		$336,113
General Obligations - Schools - 4.7%
Cherokee County, GA, School District, 5%, 2033	$500,000	$589,515
Commerce, GA, School District, 5%, 2022	500,000	620,845
Forsyth County, GA, School District, 5%, 2018	610,000	729,109
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,301,660
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	595,135

		$3,836,264
Healthcare Revenue - Hospitals - 16.5%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$835,283
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	209,858
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 2032	1,000,000	1,150,640
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), 5%, 2030	500,000	587,595
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	602,150
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 2028	500,000	567,755
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	588,945
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	831,848
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	405,493
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	785,155
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2034	500,000	528,870
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2033	500,000	548,830
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	341,307
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	73,980

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	$200,000	$240,216
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	45,000	52,299
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	210,000	245,776
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	160,000	186,029
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	237,804
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	161,224
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	110,000	124,398
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	45,000	53,515
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	45,907
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	152,252
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	204,214
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	411,275
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	812,318
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 2030	500,000	547,290
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 2040	500,000	548,235
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), 5%, 2033	240,000	251,844
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	225,000	240,667
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	454,165
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	277,768

		$13,304,905
Healthcare Revenue - Long Term Care - 1.2%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$153,150
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	233,186
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	198,908
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 2021 (c)	500,000	418,035

		$1,003,279
Industrial Revenue - Environmental Services - 0.7%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$568,885

Industrial Revenue - Paper - 0.9%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$150,000	$156,699
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	573,125

		$729,824
Miscellaneous Revenue - Other - 1.7%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$285,000	$336,921
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	750,000	829,095
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	90,000	99,647
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	65,000	71,298

		$1,336,961
Multi-Family Housing Revenue - 0.8%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$685,000	$685,678

Sales & Excise Tax Revenue - 3.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$324,695
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	170,000	191,801
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “A”, 4%, 2033	1,000,000	1,062,510
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037	250,000	277,633
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	308,762
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	289,873
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	305,372

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	$285,000	$289,794
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	370,000	115,714

		$3,166,154
Single Family Housing Revenue - Local - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$529,070

Single Family Housing - State - 1.6%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	$750,000	$750,623
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	523,395

		$1,274,018
State & Agency - Other - 5.3%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$546,635
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 2032	1,000,000	1,131,470
Paulding County, GA, Hospital Authority Rev. Anticipation Certificates, “A”, 5%, 2042	500,000	562,120
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,024,555

		$4,264,780
State & Local Agencies - 2.0%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,116,750
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	131,278
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	320,000	380,182

		$1,628,210
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$82,690
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	27,829
New Jersey Economic Development Authority Rev., 5%, 2025	75,000	85,536
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	39,795
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,925
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,874
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	53,999
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	54,939
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	207,153
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	200,401

		$786,141
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$160,865
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	131,933

		$292,798
Tobacco - 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$81,959
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	235,000	284,515
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	208,362

		$574,836
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$70,000	$75,478
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	120,000	135,163
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	190,000	205,154

		$415,795

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$205,696

Universities - Colleges - 18.9%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$559,895
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	266,823
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	261,418
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	568,565
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	547,250
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	552,975
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	541,290
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	538,195
Carrollton, GA, Payroll Development Authority Rev. (UWG Phase II, LLC Project), AGM, 5%, 2040	500,000	557,750
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,149,060
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	819,750
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	539,165
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	558,720
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	580,525
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	547,915
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,046,670
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	775,000	841,208
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	349,335
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	489,675
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	108,292
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	330,454
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	65,000	75,077
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	588,475
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 4.5%, 2032	825,000	935,344
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	350,000	406,763
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	25,000	24,357
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	45,000	44,897
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	55,000	58,394
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	545,925
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	566,800
University of California Rev., “G”, 4%, 2029	260,000	288,249

		$15,289,211
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$30,000	$31,679
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	75,000	80,766

		$112,445
Utilities - Investor Owned - 0.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$184,246

Utilities - Municipal Owned - 4.3%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,455,813
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2039	500,000	572,305
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2025	500,000	593,200
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2026	500,000	590,395

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, 5.5%, 2030	$160,000	$178,539
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	121,595

		$3,511,847
Utilities - Other - 2.9%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$1,050,550
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	284,435
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	310,000	334,103
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	289,890
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	259,299
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	40,000	42,983
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	65,000	69,462

		$2,330,722
Water & Sewer Utility Revenue - 14.3%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$586,140
Augusta, GA, Water & Sewer Rev., 4%, 2031	500,000	533,665
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,069,400
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	482,136
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	934,824
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,000,450
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	1,000,000	1,177,730
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 2025	1,000,000	1,304,820
Fulton County, GA, Water & Sewer Rev., 5%, 2023	1,000,000	1,217,260
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	495,000	508,895
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	63,393
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,320,390
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2028	1,000,000	1,325,780

		$11,524,883
Total Municipal Bonds		$76,247,133

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	2,969,876	$2,969,876
Total Investments		$79,217,009

Other Assets, Less Liabilities - 2.0%		1,657,643
Net Assets - 100.0%		$80,874,652

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD	GTY Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$76,247,133	$—	$76,247,133
Mutual Funds	2,969,876	—	—	2,969,876
Total Investments	$2,969,876	$76,247,133	$—	$79,217,009

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$72,747,353
Gross unrealized appreciation	6,509,398
Gross unrealized depreciation	(39,742)
Net unrealized appreciation (depreciation)	$6,469,656

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) - continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,210,147	19,225,347	(19,465,618)	2,969,876

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,992	$2,969,876

7

QUARTERLY REPORT

December 31, 2012

MFS® MARYLAND

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.8%
Airport Revenue - 0.8%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$874,883

General Obligations - General Purpose - 13.0%
Anne Arundel County, MD, General Improvement, 5%, 2025	$2,000,000	$2,500,080
Baltimore County, MD, Public Improvement, 5%, 2028	2,000,000	2,473,200
Baltimore County, MD, Public Improvement, 3%, 2032	1,000,000	973,900
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	1,050,000	1,222,988
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	260,182
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	423,736
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	435,000	428,436
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,500,000	1,578,450
State of California, 6%, 2039	720,000	876,175
State of Maryland, 5%, 2020	3,500,000	4,145,190

		$14,882,337
General Obligations - Improvement - 2.6%
Guam Government, “A”, 6.75%, 2029	$70,000	$78,114
Guam Government, “A”, 7%, 2039	80,000	90,582
Montgomery County, MD, Consolidated Public Improvement, “A”, 3%, 2032	1,000,000	1,009,030
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2030	1,500,000	1,818,870

		$2,996,596
Healthcare Revenue - Hospitals - 22.0%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$255,000	$266,036
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	590,000	683,545
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	414,373
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	439,937
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	686,694
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	668,864
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	165,000	186,597
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	505,875
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,081,000
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,000,000	1,222,350
Maryland Health & Higher Educational Facilities Authority Rev. (Ascension Health), “B”, 5%, 2051	1,000,000	1,118,270
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,032,650
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 2037	1,000,000	1,106,630
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	787,155
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), “A”, 4%, 2038	1,000,000	988,960
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 2026	250,000	296,900
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	789,398
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	1,026,287
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	604,856
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,232,280
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	668,033
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	795,518
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,062,420
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,069,550
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	526,170
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,075,900
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	523,945
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	535,035
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.195%, 2022 (p)	1,150,000	1,500,796

1

Portfolio of Investments (unaudiated) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$65,000	$74,599
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 2040	1,000,000	1,123,690
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	562,162
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	475,495

		$25,131,970
Healthcare Revenue - Long Term Care - 1.9%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$408,160
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	289,608
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	860,588
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	290,505
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2035 (c)	150,000	153,578
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	65,988
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	101,366

		$2,169,793
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$190,000	$209,207
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	601,335

		$810,542
Industrial Revenue - Other - 0.5%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$558,950

Miscellaneous Revenue - Other - 1.6%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,633,840
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	120,000	132,863
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	85,000	93,236

		$1,859,939
Multi-Family Housing Revenue - 5.9%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	$1,000,000	$1,025,920
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	512,545
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	1,500,000	1,568,025
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	1,003,410
Montgomery County, MD, Housing Opportunities Commission, Multifamily & Reconstruction Development Rev., “D”, 3.25%, 2037	1,500,000	1,477,530
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,097,640

		$6,685,070
Parking - 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,402,049

Port Revenue - 0.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$624,745

Sales & Excise Tax Revenue - 3.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$507,693
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	260,000	293,342
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	533,792
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028 (c)	5,000	6,428
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	515,000	548,836
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,089,118
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	475,000	506,692

2

Portfolio of Investments (unaudiated) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	$435,000	$471,827
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	193,899

		$4,151,627
Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$20,000	$20,193

Single Family Housing - State - 3.1%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,569,015
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	215,000	215,232
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	270,000	270,259
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	305,000	315,782
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	1,014,230
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	125,000	125,520

		$3,510,038
State & Agency - Other - 2.9%
Howard County, MD, COP, “A”, 8%, 2019	$805,000	$1,158,371
Howard County, MD, COP, “B”, 8%, 2019	385,000	554,003
Howard County, MD, COP, “B”, 8.149%, 2021	450,000	676,485
Howard County, MD, COP, “C”, 8%, 2019	680,000	978,500

		$3,367,359
State & Local Agencies - 2.2%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$418,255
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	205,479
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,905,779

		$2,529,513
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$358,322
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	50,092
New Jersey Economic Development Authority Rev., 5%, 2025	110,000	125,453
New Jersey Economic Development Authority Rev., 5%, 2026	55,000	62,535
New Jersey Economic Development Authority Rev., 5%, 2028	20,000	22,567
New Jersey Economic Development Authority Rev., 5%, 2029	20,000	22,498
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	566,946
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	317,302

		$1,525,715
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	$1,000,000	$1,062,000
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	380,496
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	319,146
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	433,036
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	225,563
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,605,285
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	512,485

		$4,538,011
Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$145,706
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	215,000	260,301

3

Portfolio of Investments (unaudiated) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	$525,000	$475,608
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	140,000	140,028

		$1,021,643
Transportation - Special Tax - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,442,709
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	597,704
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	551,818

		$2,592,231
Universities - Colleges - 10.7%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$130,000	$130,502
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	290,000	322,039
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	537,505
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 2034	500,000	572,290
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2030	1,500,000	1,817,940
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2037	1,500,000	1,761,090
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,695,280
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	785,828
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,105,900
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 2015	950,000	1,020,595
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2030	150,000	176,655
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2032	440,000	513,801
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	576,792
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	30,000	29,228
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	60,000	59,863
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	85,000	90,245
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,034,362

		$12,229,915
Universities - Dormitories - 1.7%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2027	$500,000	$545,005
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2030	300,000	321,858
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2027	700,000	778,197
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2029	250,000	274,973

		$1,920,033
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$313,349
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	500,000	200,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	418,472

		$931,821
Utilities - Investor Owned - 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$612,645
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	316,674

		$929,319
Utilities - Municipal Owned - 0.4%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$60,000	$69,520
Guam Power Authority Rev., “A”, AGM, 5%, 2026	50,000	57,615

4

Portfolio of Investments (unaudiated) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, AGM, 5%, 2027	$20,000	$22,938
Guam Power Authority Rev., “A”, 5%, 2034	60,000	64,898
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	224,951

		$439,922
Utilities - Other - 1.7%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$480,000	$517,320
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	400,000	460,976
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	224,059
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	114,851
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	159,891
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	264,885
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	55,000	59,102
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	85,000	90,837

		$1,891,921
Water & Sewer Utility Revenue - 8.7%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.632%, 2020 (p)	$3,000,000	$4,053,780
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,351,260
Baltimore, MD, Wastewater Rev. Project, “A”, 5%, 2041	1,000,000	1,161,140
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,000,450
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 2032	1,125,000	1,315,069

		$9,881,699
Total Municipal Bonds		$109,477,834

Money Market Funds (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	3,439,062	$3,439,062
Total Investments		$112,916,896

Other Assets, Less Liabilities - 1.2%		1,323,156
Net Assets - 100.0%		$114,240,052

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the und’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$109,477,834	$—	$109,477,834
Mutual Funds	3,439,062	—	—	3,439,062
Total Investments	$3,439,062	$109,477,834	$—	$112,916,896

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$104,014,434
Gross unrealized appreciation	9,386,108
Gross unrealized depreciation	(483,646)
Net unrealized appreciation (depreciation)	$8,902,462

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudiated) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,918,509	27,498,415	(26,977,862)	3,439,062

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,484	$3,439,062

7

QUARTERLY REPORT

December 31, 2012

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.3%
Airport Revenue - 2.6%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,041,680
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	394,200
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	2,248,120
Sacramento County, CA, Airport Systems Rev., 5%, 2040	470,000	519,040

		$4,203,040
General Obligations - General Purpose - 7.8%
Allegheny County, PA, “C-70”, 5%, 2037	$1,000,000	$1,116,660
Berks County, PA, 5%, 2022	1,700,000	2,025,397
Commonwealth of Pennsylvania, 5%, 2015	1,515,000	1,669,394
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,229,890
Commonwealth of Pennsylvania, 5%, 2021	500,000	634,755
Commonwealth of Pennsylvania, 5%, 2022	500,000	635,530
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	250,175
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	433,946
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	1,860,000	2,090,993
Luzerne County, PA, AGM, 6.75%, 2023	500,000	589,225
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	495,104
State of Maryland, “C”, 5%, 2019	1,000,000	1,254,240

		$12,425,309
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$83,693
Guam Government, “A”, 7%, 2039	90,000	101,905

		$185,598
General Obligations - Schools - 9.8%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,045,390
Carlisle, PA, School District, 5%, 2026	1,000,000	1,202,570
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	1,515,000	886,593
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	575,656
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	335,867
Daniel Boone, PA, School District, 5%, 2032	500,000	550,210
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,450,797
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,038,650
Gettysburg, PA, School District, 5.25%, 2024	2,000,000	2,385,260
Penn Delco, PA, School District, 4%, 2038	1,000,000	1,038,130
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	50,270
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,138,930
Reading, PA, School District, “A”, 5%, 2020	665,000	765,442
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,478,744
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	531,945
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,134,140

		$15,608,594
Healthcare Revenue - Hospitals - 20.1%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,163,630
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	590,120
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 2040	1,500,000	1,660,005
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	810,945
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	612,595
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	551,475

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	$500,000	$604,410
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	1,104,100
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	865,155
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	359,256
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	816,778
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,105,220
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	568,360
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	165,000	191,765
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	445,000	520,810
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	335,000	389,498
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	463,718
Lancaster County, PA, Hospital Authority Health System Rev. (Lancaster General Hospital), 5%, 2042	1,500,000	1,675,965
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	517,590
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	201,824
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	855,109
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), 4%, 2036	1,000,000	956,940
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	383,691
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	160,000	171,178
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	620,754
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), “B”, 4%, 2033	1,000,000	1,024,630
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	618,888
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	828,443
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	124,868
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	86,075
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	791,603
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	263,475
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	261,125
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	750,000	803,835
Montgomery County, PA, Higher Education & Health Authority Rev. (Abington Memorial Hospital Obligated Group), 5%, 2031	1,000,000	1,127,020
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	22,146
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	534,245
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), 5.5%, 2026	500,000	537,145
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	300,000	328,263
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 2025	1,000,000	1,163,600
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “D”, 5%, 2032	1,000,000	1,158,690
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	874,980
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	544,335
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	186,713
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	500,000	567,320
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	1,072,870
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	705,000	754,089
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	518,145

		$31,953,394
Healthcare Revenue - Long Term Care - 2.4%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$252,703
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	303,189
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	258,270
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	544,560
Cumberland County, PA, Municipal Authority Rev. (Asbury PA Obligated Group), 5.25%, 2041	500,000	510,780
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	558,480
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	500,735
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	291,283

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	$250,000	$254,400
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	77,986
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	125,217
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	11,662
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	81,379

		$3,770,644
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$150,123

Industrial Revenue - Other - 0.8%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	$1,000,000	$1,286,480

Sales & Excise Tax Revenue - 2.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$710,657
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	250,000	276,075
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	920,000	1,199,809
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	610,744
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	579,587
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	735,000	229,864
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	4,070,000	328,001

		$3,934,737
Single Family Housing - Local - 0.5%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$95,000	$96,965
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	655,000	671,054

		$768,019
Single Family Housing - State - 3.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	$1,000,000	$1,088,470
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	512,535
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	350,000	356,108
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	990,000	1,033,817
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	135,000	135,782
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	1,011,050
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,018,900

		$5,156,662
Solid Waste Revenue - 0.5%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,258
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	572,945

		$873,203
State & Agency - Other - 0.5%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$767,367

State & Local Agencies - 3.0%
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	$1,000,000	$1,114,170
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	715,000	824,760
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.958%, 2037	730,000	504,532
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.871%, 2018 (p)	50,000	65,351
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2018 (c)	60,000	74,611
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2023	440,000	516,965

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	$500,000	$579,165
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,073,300

		$4,752,854
Tax - Other - 0.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$750,000	$800,033
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	140,000	154,354
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	50,092
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	144,888
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	142,040

		$1,291,407
Tax Assessment - 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$235,000	$241,392

Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$145,706
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	755,000	712,984
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0%, 2037	665,000	599,424
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	914,079
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	445,000	442,063
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	500,000	452,960
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	90,018

		$3,357,234
Toll Roads - 1.4%
Delaware River, PA, Joint Toll BrIdge Commission Rev., “A”, 4%, 2027	$1,000,000	$1,075,220
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	1,096,000

		$2,171,220
Transportation - Special Tax - 2.4%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$814,250
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,836,877
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 2030	1,000,000	1,154,460

		$3,805,587
Universities - Colleges - 19.8%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$255,813
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,383,725
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,091,990
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	275,153
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	555,505
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	286,393
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,112,280
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	326,715
Delaware County, PA, Authority College Rev. (Neumann University), 5.25%, 2031	565,000	618,280
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	750,000	827,745
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	401,856
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2043	1,000,000	1,093,040
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	539,690
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,196,969
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	548,735
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), 5%, 2032	1,000,000	1,102,520
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	420,000	488,985
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,207,382

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	$505,000	$606,833
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	278,083
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	578,175
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2021	500,000	531,220
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	677,672
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5%, 2037	500,000	557,910
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	500,000	547,105
Pennsylvania Higher Educational Facilities Authority Rev. (LaSalle University), “A”, 5%, 2037	500,000	530,955
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	540,195
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	500,000	569,365
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	1,500,000	1,644,165
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 5%, 2035	2,000,000	2,284,240
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 2024	1,945,000	2,323,322
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	306,378
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,076,420
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,010,730
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “A”, 5%, 2037	1,000,000	1,149,880
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,132,180
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,101,130
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	771,765

		$31,530,499
Universities - Dormitories - 1.8%
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	$1,000,000	$1,129,060
Pennsylvania Higher Educational Facilities Authority Rev. (Indiana University Foundation), “A”, 5%, 2041	750,000	812,445
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	300,000	332,934
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	500,000	583,070

		$2,857,509
Universities - Secondary Schools - 1.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$407,945
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	500,000	553,165
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	530,205
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	744,654

		$2,235,969
Utilities - Investor Owned - 2.9%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,113,970
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	513,326
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	126,669
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	719,316
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,107,050
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	1,110,840

		$4,691,171
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$351,499
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	1,072,860

		$1,424,359
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$747,729
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	625,000	673,594
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	390,449
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	484,025

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$235,000	$269,900
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	287,428
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	75,000	80,594
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	125,000	133,584

		$3,067,303
Water & Sewer Utility Revenue - 6.9%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,115,240
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 2033	1,000,000	1,158,690
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 2042	1,000,000	1,042,830
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	290,000	283,298
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,000,450
Erie, PA, Water Authority Rev., AGM, 4%, 2036	500,000	504,880
Erie, PA, Water Authority Rev., AGM, 5%, 2040	1,000,000	1,087,190
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	274,703
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	920,970
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	465,665
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,131,920
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,120,060
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	810,825

		$10,916,721
Total Municipal Bonds		$153,426,395

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	5,064,065	$5,064,065
Total Investments		$158,490,460

Other Assets, Less Liabilities - 0.5%		721,042
Net Assets - 100.0%		$159,211,502

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$153,426,395	$—	$153,426,395
Mutual Funds	5,064,065	—	—	5,064,065
Total Investments	$5,064,065	$153,426,395	$—	$158,490,460

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$146,447,858
Gross unrealized appreciation	12,315,529
Gross unrealized depreciation	(272,927)
Net unrealized appreciation (depreciation)	$12,042,602

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,148,879	33,495,873	(32,580,687)	5,064,065

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,970	$5,064,065

8

QUARTERLY REPORT

December 31, 2012

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.4%
Airport Revenue - 1.8%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 2040	$2,250,000	$2,441,385
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,583,526

		$4,024,911
General Obligations - General Purpose - 4.0%
Charleston County, SC, Capital Improvement Rev., 5%, 2019	$455,000	$570,679
Charleston County, SC, Capital Improvement, Transportation Sales Tax Rev., 4%, 2029	2,000,000	2,229,500
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	1,000,000	1,250,360
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	571,788
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	840,000	827,324
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	625,313
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,212,474
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	755,000	776,208
State of California, 5.25%, 2029	890,000	1,051,188

		$9,114,834
General Obligations - Improvement - 5.0%
Aiken County, SC, County Administration Building Project, 5%, 2025	$910,000	$1,116,042
Guam Government, “A”, 5.25%, 2037	280,000	283,816
Guam Government, “A”, 7%, 2039	50,000	56,614
South Carolina, State Highway, “A”, 5%, 2018	5,150,000	6,249,989
South Carolina, State Highway, “A”, 5%, 2017	3,000,000	3,541,830

		$11,248,291
General Obligations - Schools - 7.8%
Chesterfield County, SC, School District, 5%, 2025	$3,000,000	$3,651,540
Orangeburg County, SC, Consolidated School District, 4%, 2019	1,315,000	1,511,856
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,066,749
Richland County, SC, School District No. 1, N, 5%, 2014	1,255,000	1,323,598
Richland County, SC, School District No. 1, “A”, 5%, 2025	2,000,000	2,478,380
Richland County, SC, School District No. 1, “A”, 5%, 2029	3,000,000	3,624,690
York County, SC, Fort Mill School District, “A”, 3%, 2032	1,315,000	1,250,276
York County, SC, School District, 5%, 2030	1,570,000	1,655,439

		$17,562,528
Healthcare Revenue - Hospitals - 17.2%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$471,156
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	1,071,659
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,084,230
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,277,650
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	4,097,952
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,104,720
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 2031	2,000,000	2,275,660
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,123,512
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	625,196
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	176,413
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	576,518
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	155,000	180,143
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	605,000	708,068
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	465,000	540,646
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	719,357
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	1,033,026

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	$250,000	$267,213
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	267,213
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,635,180
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,043,320
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 2026	500,000	572,835
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	485,972
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	315,000	356,230
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	468,468
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	504,861
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	670,275
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,168,162
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	993,703
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,669,800
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	773,528
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	388,913
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 2037	1,250,000	1,357,175
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	311,053
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2032	2,000,000	2,280,100
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2037	2,000,000	2,222,480
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	124,195
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	295,673
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,114,769
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	683,738

		$38,720,762
Healthcare Revenue - Long Term Care - 0.5%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	$356,475	$259,450
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	152,775	5,754
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	401,116
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	405,608

		$1,071,928
Human Services - 0.3%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$560,000	$564,637

Industrial Revenue - Chemicals - 0.4%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$999,910

Industrial Revenue - Other - 0.5%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,237,030

Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,018,870

Miscellaneous Revenue - Other - 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$570,815
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,774
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,737
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	50,216

		$1,847,542
Multi-Family Housing Revenue - 1.0%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,027,240
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,236,923

		$2,264,163

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - 0.1%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$279,660

Sales & Excise Tax Revenue - 3.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$846,155
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,235,000	1,610,613
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	760,916
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	798,253
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	820,000	874,710
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	845,000	916,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,525,230
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	535,918

		$7,868,333
Single Family Housing - State - 2.4%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$5,000	$5,000
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	655,000	661,354
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	880,000	912,490
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,280,000	1,288,013
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	930,000	973,078
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,527,090

		$5,367,025
Solid Waste Revenue - 0.5%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,083,140

State & Local Agencies - 4.1%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$4,137,496
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	562,535
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	778,648
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	331,050
North Charleston, SC, Public Facilities Corp., Installment Purchase Rev., 5%, 2035	2,000,000	2,286,920
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	910,000	1,081,144

		$9,177,793
Tax - Other - 3.0%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,216,429
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	817,995
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	546,000
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	198,455
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	66,789
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	665,000	704,454
New Jersey Economic Development Authority Rev., 5%, 2025	215,000	245,203
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	125,070
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	50,775
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	50,621
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	185,456
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	189,387
Virgin Islands Public Finance Authority Rev., “A”, 5%, 2032	2,100,000	2,278,521

		$6,675,155
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$425,000	$425,544

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$204,899
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	930,000	878,246
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	840,000	757,168
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	910,000	1,084,647
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	1,029,095
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	765,502

		$4,719,557
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$200,000	$215,650
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	335,000	377,331
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	535,000	577,672

		$1,170,653
Transportation - Special Tax - 3.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$735,000	$761,982
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,070,500
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,778,294
South Carolina Transportation Infrastructure Rev., “A”, 5%, 2023	2,825,000	3,400,989

		$8,011,765
Universities - Colleges - 8.0%
California Educational Facilities Authority Rev. (Pitzer College), “A”, 5%, 2030	$900,000	$945,702
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	800,000	824,968
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,061,430
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,201,413
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	555,000	616,316
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	231,006
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	125,000	124,715
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	75,000	73,070
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 4.375%, 2031	55,000	52,653
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	29,361
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,070,820
University of California Rev., “G”, 4%, 2029	1,155,000	1,280,491
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,134,120
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,140,630
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,247,220
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,908,484
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,143,660
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,843,223

		$17,929,282
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$90,000	$95,036
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	220,000	236,914

		$331,950
Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$989,544
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	172,731

		$1,162,275

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 8.5%
Easley, SC, Utility Rev., AGM, 5.25%, 2031	$2,500,000	$2,803,850
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,641,084
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	180,471
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,458,619
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,148,940
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	530,000	528,373
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,147,020
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,276,280
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,916,450
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,075,700

		$19,176,787
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$939,806
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	168,042
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	310,235
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	333,068
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	648,905
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	371,966

		$2,772,022
Water & Sewer Utility Revenue - 17.3%
Charleston, SC, Waterworks & Sewer Rev., 5%, 2023	$2,000,000	$2,517,780
Charleston, SC, Waterworks & Sewer Rev., 5%, 2033	3,000,000	3,592,590
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,165,900
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,116,410
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2030	1,000,000	1,215,420
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2025	580,000	705,286
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2036	3,000,000	3,492,840
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,000,900
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,117,330
Grand Strand, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2041	3,000,000	3,471,870
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,174,160
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,125,500
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	332,813
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 2032	1,405,000	1,510,052
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,314,940
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,924,185
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “B”, N, 5%, 2039	2,500,000	2,841,000
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “B”, N, 4%, 2042	750,000	764,873
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,303,013
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,250,180
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,395,858
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	595,679

		$38,928,579
Total Municipal Bonds		$214,754,926

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	6,281,391	$6,281,391
Total Investments		$221,036,317

Other Assets, Less Liabilities - 1.8%		4,001,231
Net Assets - 100.0%		$225,037,548

5

Portfolio of Investments (unaudited) – continued

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$214,754,926	$—	$214,754,926
Mutual Funds	6,281,391	—	—	6,281,391
Total Investments	$6,281,391	$214,754,926	$—	$221,036,317

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$205,690,823
Gross unrealized appreciation	15,631,929
Gross unrealized depreciation	(286,435)
Net unrealized appreciation (depreciation)	$15,345,494

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,094,418	48,305,383	(51,118,410)	6,281,391

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,501	$6,281,391

8

QUARTERLY REPORT

December 31, 2012

MFS® TENNESSEE

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 94.2%
Airport Revenue - 1.9%
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	$70,000	$80,711
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	70,000	80,074
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	140,000	161,679
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	1,000,000	1,112,720
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,163,600

		$2,598,784
General Obligations - General Purpose - 15.1%
Chattanooga, TN, “B”, 4%, 2026	$1,270,000	$1,444,358
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	270,189
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	464,578
Johnson City, TN, 5%, 2031	1,000,000	1,154,210
Metropolitan Government of Nashville & Davidson County, TN, General Obilgation, 5%, 2021	2,000,000	2,475,100
Metropolitan Government of Nashville & Davidson County, TN, General Obilgation, 5%, 2028	2,000,000	2,307,320
Morristown, TN, 4%, 2026	1,235,000	1,366,330
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,151,650
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	476,429
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,052,620
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	528,110
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	582,015
Shelby County, TN, “A”, 5%, 2028	2,000,000	2,449,140
State of California, 5.25%, 2029	535,000	631,894
State of California, 5.125%, 2033	525,000	594,494
State of Tennessee, “A”, 5%, 2029	1,500,000	1,841,670
Sumner County, TN, 5%, 2021	1,300,000	1,637,103

		$20,427,210
General Obligations - Improvement - 3.2%
Bartlett, TN, 3%, 2020	$625,000	$693,538
Bartlett, TN, 3%, 2020	250,000	277,415
Guam Government, “A”, 5.25%, 2037	215,000	217,930
Montgomery County, TN, 4%, 2025	600,000	680,190
Williamson County, TN, “A”, 4%, 2022	1,030,000	1,232,487
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,191,772

		$4,293,332
General Obligations - Schools - 1.3%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	$1,260,000	$737,365
Williamson County, TN, School District, 5%, 2026	740,000	1,003,284

		$1,740,649
Healthcare Revenue - Hospitals - 18.3%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$280,000	$292,118
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	1,000,000	1,212,480
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	347,478
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	787,814
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	142,269
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	486,437
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,106,960
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	225,000	225,524
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	435,268
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	646,686

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$790,000	$939,326
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	316,476
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,000,000	647,200
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 2041	900,000	239,355
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,421,925
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	1,057,050
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, 5%, 2022	455,000	455,000
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	705,443
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	190,000	214,869
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	101,084
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	597,297
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascencion Health Senior Credit Group), “C”, 5%, 2047	1,000,000	1,127,230
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 2040	1,500,000	1,661,250
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,653,330
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	1,000,000	1,105,010
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2031	500,000	538,595
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2036	1,250,000	1,345,613
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	204,782
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	674,834
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	12,500
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	580,000	620,385
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	926,025
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	571,561

		$24,819,174
Healthcare Revenue - Long Term Care - 1.4%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$514,245
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 2037	1,000,000	1,054,080
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	265,368

		$1,833,693
Industrial Revenue - Other - 0.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$255,000	$297,256

Miscellaneous Revenue - Entertainment & Tourism - 2.1%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,882,200

Miscellaneous Revenue - Other - 2.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,150,680
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	525,000	525,494
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	960,000	1,063,594

		$2,739,768
Multi-Family Housing Revenue - 1.1%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,044,780
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	481,464

		$1,526,244

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 2.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$588,130
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	300,000	338,472
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	543,512
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,253,513
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	549,054

		$3,272,681
Single Family Housing - State - 5.7%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,255,000	$1,286,136
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	880,000	933,240
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	135,000	137,026
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,365,000	1,450,653
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,470,000	1,549,041
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.1%, 2028	660,000	655,980
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.3%, 2031	1,000,000	1,001,540
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	700,000	706,363

		$7,719,979
State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,085,610

State & Local Agencies - 5.7%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$836,045
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,182,660
Tennessee School Bond Authority, “A”, 4%, 2042	1,000,000	1,069,860
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,294,540
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,265,100

		$7,648,205
Tax - Other - 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$165,380
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	55,658
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	425,000	450,215
New Jersey Economic Development Authority Rev., 5%, 2025	125,000	142,560
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	73,905
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	28,209
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	28,123
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	681,425

		$1,625,475
Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$168,472
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	200,000	242,140
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	370,000	367,558
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	371,427
Tobacco Settlement Financing Corp., 5%, 2031	750,000	698,737

		$1,848,334
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$120,000	$129,390
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	200,000	225,272
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	320,000	345,523

		$700,185

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$667,122

Universities - Colleges - 8.4%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$567,055
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	280,105
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	15,000	16,379
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	140,000	154,196
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 2023	1,000,000	1,102,990
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 3%, 2026	1,000,000	981,250
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	950,881
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	335,000	372,011
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	370,000	430,773
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,870,400
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2029	515,000	579,437
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2030	600,000	672,636
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilties Board (Vanderbilt University), “D”, 5%, 2030	850,000	1,027,786
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilties Board (Vanderbilt University), “D”, 4%, 2031	1,100,000	1,199,077
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	138,604

		$11,343,580
Universities - Dormitories - 0.9%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$40,000	$44,096
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	1,000,000	1,187,760

		$1,231,856
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$55,000	$58,078
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	130,000	139,994

		$198,072
Utilities - Municipal Owned - 7.5%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,412,110
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,090,920
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,440,188
Guam Power Authority Rev., “A”, AGM, 5%, 2025	75,000	86,900
Guam Power Authority Rev., “A”, AGM, 5%, 2026	60,000	69,138
Guam Power Authority Rev., “A”, AGM, 5%, 2027	25,000	28,672
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	334,761
Guam Power Authority Rev., “A”, 5%, 2034	75,000	81,123
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,161,770
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	237,110
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,000,000	1,049,010
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,169,500

		$10,161,202
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$258,530
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	132,079
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	97,076
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,366,116

		$1,853,801

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 11.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,000,000	$1,000,450
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	460,000	526,484
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,136,210
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., “A”, 5%, 2040	1,000,000	1,157,500
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,113,900
Knox County, TN, Water & Sewer Rev., Hallsdale-Powell Utility District, 4%, 2031	1,000,000	1,106,530
Knox County, TN, Water & Sewer Rev., Hallsdale-Powell Utility District, 4%, 2034	1,000,000	1,085,200
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,827,373
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,365,000	1,745,221
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	813,690
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,449,701

		$14,962,259
Total Municipal Bonds		$127,476,671

Money Market Funds - 4.7%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	6,386,161	$6,386,161
Total Investments		$133,862,832

Other Assets, Less Liabilities - 1.1%		1,547,131
Net Assets - 100.0%		$135,409,963

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$127,476,671	$—	$127,476,671
Mutual Funds	6,386,161	—	—	6,386,161
Total Investments	$6,386,161	$127,476,671	$—	$133,862,832

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$123,736,281
Gross unrealized appreciation	10,573,051
Gross unrealized depreciation	(446,500)
Net unrealized appreciation (depreciation)	$10,126,551

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	2,440,114	31,446,395	(27,500,348)	6,386,161

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,892	$6,386,161

7

QUARTERLY REPORT

December 31, 2012

MFS® VIRGINIA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.3%
Airport Revenue - 3.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$1,006,119
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,718,894
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,025,709
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	721,794
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,575,982
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,202,379
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2023	2,000,000	2,327,199
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2024	1,000,000	1,152,990
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,060,000	1,170,600
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	721,173

		$14,622,839
General Obligations - General Purpose - 4.5%
Chesapeake, VA, “B”, 5%, 2019	$550,000	$675,488
Chesapeake, VA, “B”, 5%, 2023	1,930,000	2,372,665
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,092,524
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,405,000	1,383,799
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,219,724
Newport News, VA, Economic Development, “A”, 5%, 2030	1,345,000	1,619,985
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	924,193
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,019,912
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,536,454
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,102,901
State of California, 5.25%, 2029	1,595,000	1,883,870

		$16,831,515
General Obligations - Improvement - 3.6%
Arlington County, VA, 4.5%, 2013 (c)	$205,000	$205,273
Arlington County, VA, 4.5%, 2013 (c)	50,000	50,066
Arlington County, VA, “A”, 5%, 2026	1,000,000	1,260,230
Guam Government, “A”, 6.75%, 2029	925,000	1,032,217
Guam Government, “A”, 5.25%, 2037	540,000	547,360
Guam Government, “A”, 7%, 2039	110,000	124,551
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,720,890
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,212,710
Prince William County, VA, Public Improvement, “A”, 5%, 2026	1,000,000	1,324,270
Prince William County, VA, Public Improvement, “A”, 5%, 2028	800,000	1,076,400

		$13,553,967
General Obligations - Schools - 0.9%
Norfolk, VA, Capital Improvement, “C”, 5%, 2042	$2,825,000	$3,236,942

Healthcare Revenue - Hospitals - 15.6%
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	$2,000,000	$2,181,060
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	830,000	865,922
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,037,330
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), 4%, 2042	3,000,000	3,042,060
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,070,860
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,716,660
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	575,650
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,149,780

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	$1,125,000	$1,319,850
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	750,608
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,922,124
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,933,995
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,773,525
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,165,048
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	375,000	435,829
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,110,000	1,299,100
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,708,739
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	550,000	621,990
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	229,534
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	743,693
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	1,315,000	1,483,123
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	1,056,300
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,605,827
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 2020 (c)	45,000	56,922
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 2038	2,955,000	3,184,308
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,406,200
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,304,407
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,433,600
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	2,150,040
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,803,480
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	260,218
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	614,535
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,176,850
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	1,715,000	1,834,415
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,217,742
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,367,475

		$58,498,799
Healthcare Revenue - Long Term Care - 1.8%
Albemarle County, VA, Economic Development Authority, Residential Care Faciilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 2042	$1,000,000	$1,005,030
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	750,000	763,073
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2024	395,000	426,667
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2025	385,000	413,051
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	747,950
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	1,012,480
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,248,209
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	764,918
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	209,963
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	316,023

		$6,907,364
Industrial Revenue - Environmental Services - 0.5%
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,806,368

Industrial Revenue - Other - 0.8%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,005,720
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,013,730

		$3,019,450

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 0.0%
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	$1,750,000	$175

Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	$80,000	$89,274

Multi-Family Housing Revenue - 4.5%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$2,885,000	$2,915,004
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,404,552
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	1,017,890
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2033	1,450,000	1,576,948
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,217,323
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,069,600
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,400,291
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,235,245

		$16,836,853
Parking - 0.4%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,632,853

Port Revenue - 1.2%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$1,000,000	$1,003,510
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,329,100

		$4,332,610
Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,540,585
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	625,000	690,188
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,512,409
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	40,000	51,426
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,430,000	1,523,951
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,777,736
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	1,105,332

		$11,201,627
Single Family Housing - State - 4.9%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,075,460
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,022,360
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	2,043,200
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,283,259
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,299,855
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,658,641
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,817,438
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	4,028,622
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,025,890

		$18,254,725
State & Agency - Other - 1.3%
Fairfax County, VA, “A”, 5%, 2019	$4,000,000	$4,957,520

State & Local Agencies - 13.1%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,008,360
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.958%, 2037	1,915,000	1,323,533
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030 (c)	2,500,000	2,630,850
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,092,510
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,058,330

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Fairfax County, VA, Economic Development Authority Transportation District Improvement Rev. (Silver Line Phase I Project), 5%, 2037	$2,500,000	$2,800,700
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2014 (c)	2,875,000	3,042,699
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,108,840
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,080,970
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	554,190
Powhatan County, VA, 5%, 2032	2,500,000	2,884,975
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,727,190
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,294,990
Virginia Beach, VA, Development Authority Facility Rev., “A”, 4%, 2030	905,000	981,246
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,696,421
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,737,585
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2027	3,000,000	3,624,690
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 4.5%, 2028	3,000,000	3,404,430
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,186,880
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,257,459
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,169,750
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,449,774
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,174,550
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	1,670,000	1,984,077
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2022	3,000,000	3,783,660

		$49,058,659
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$402,423
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	133,578
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	1,265,000	1,340,052
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	970,926
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	269,995
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	296,380
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	274,695
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,793,511

		$5,481,560
Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$175,000	$165,261
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,906,853
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	1,050,000	1,043,070
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,122,270
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	340,000	340,068
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,626,520

		$6,204,042
Toll Roads - 1.8%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$2,000,000	$2,140,800
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	2,500,000	2,587,850
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	340,000	366,605
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	565,000	636,393
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	905,000	977,183

		$6,708,831
Transportation - Special Tax - 4.7%
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	$4,000,000	$4,500,640
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2019	2,200,000	2,698,608

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$1,635,000	$2,032,518
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2025	3,000,000	3,664,080
Virginia Port Authority, Port Fund Rev., 5%, 2032	1,200,000	1,386,948
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,723,476
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,553,056

		$17,559,326
Universities - Colleges - 7.9%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,866,571
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	45,000	49,136
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	405,000	446,067
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,425,601
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	681,740
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	1,000,000	1,145,820
University of California Rev., “G”, 4%, 2029	1,170,000	1,297,121
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,686,426
University of Virginia (University Rev.), “B”, 5%, 2013 (c)	2,255,000	2,299,243
University of Virginia (University Rev.), “B”, 5%, 2027	435,000	439,911
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	2,130,640
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), 4%, 2042	5,000,000	5,282,100
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,651,872
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,253,837
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,323,290
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	561,750

		$29,541,125
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$120,000	$132,289

Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$2,091,482

Utilities - Investor Owned - 0.8%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,080,700

Utilities - Municipal Owned - 1.3%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$282,744
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	875,958
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	571,497
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,014,100
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,074,320

		$4,818,619
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$1,089,056
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	637,706
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	333,068
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	245,657
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,297,810

		$3,603,297
Water & Sewer Utility Revenue - 18.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,885,000	$1,889,354
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,001,350

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	$1,375,000	$1,573,729
Fairfax County, VA, Water Authority Rev., 5%, 2028	1,000,000	1,238,630
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	655,061
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,274,680
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	4,217,550
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,462,421
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,409,600
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	4,607,636
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,039,730
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,258,360
Virginia Resources Authority Rev., 5%, 2013 (c)	55,000	57,180
Virginia Resources Authority Rev., 5%, 2013 (c)	60,000	62,378
Virginia Resources Authority Rev., 5%, 2013 (c)	375,000	389,861
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,425,370
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,190,380
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	228,719
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	228,719
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	305,000	316,828
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	60,000	62,327
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	1,880,000	1,952,906
Virginia Resources Authority, Infrastructure Rev., 5%, 2023	2,395,000	2,476,310
Virginia Resources Authority, Infrastructure Rev., 5%, 2033	2,765,000	2,838,438
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,560,730
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,591,842
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,980,304
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	3,002,038
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2025 (u)	1,245,000	1,551,457
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2027 (u)	5,755,000	7,103,281
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2028 (u)	3,000,000	3,686,550
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2033	2,245,000	1,014,673
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2034	2,250,000	966,375
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2035	1,950,000	794,976
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2036	1,250,000	482,013

		$67,591,756
Total Municipal Bonds		$371,654,567

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	3,494,161	$3,494,161
Total Investments		$375,148,728

Other Assets, Less Liabilities - (0.2)%		(750,496)
Net Assets - 100.0%		$374,398,232

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

6

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$371,654,567	$—	$371,654,567
Mutual Funds	3,494,161	—	—	3,494,161
Total Investments	$3,494,161	$371,654,567	$—	$375,148,728

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$344,956,486
Gross unrealized appreciation	27,303,477
Gross unrealized depreciation	(2,119,905)
Net unrealized appreciation (depreciation)	$25,183,572

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,186,428	54,362,806	(56,055,073)	3,494,161

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,564	$3,494,161

9

QUARTERLY REPORT

December 31, 2012

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.8%
General Obligations - General Purpose - 8.7%
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	$1,500,000	$1,536,669
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	747,295
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,018,240
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	726,152
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	803,735
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	726,502
State of California, 5.125%, 2033	650,000	736,041
State of West Virginia, NATL, 5%, 2015	1,500,000	1,656,795
State of West Virginia, 4%, 2022	2,000,000	2,290,420
State of West Virginia, 4%, 2023	2,000,000	2,266,760

		$13,508,609
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$39,057
Guam Government, “A”, 5.25%, 2037	250,000	253,408
Guam Government, “A”, 7%, 2039	45,000	50,953

		$343,418
General Obligations - Schools - 7.0%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2026	$985,000	$602,820
Hancock County, WV, Board of Education, 5%, 2019	1,130,000	1,365,503
Monongalia County, WV, Board of Education, NATL, 5%, 2027	2,350,000	2,519,670
Monongalia County, WV, Board of Education, 5%, 2031	2,000,000	2,328,500
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,894,400
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,113,970

		$10,824,863
Healthcare Revenue - Hospitals - 11.9%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$839,949
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	1,006,368
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	511,524
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	504,454
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	340,000	395,311
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	487,498
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	346,333
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	757,698
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	675,000	732,881
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	97,552
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	971,998
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,100,000	1,253,010
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 2027	750,000	809,678
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,166,760
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,699,740
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,048,430
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	521,285
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,708,050
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,101,850
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	460,000	492,030

		$18,452,399
Industrial Revenue - Other - 0.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$310,000	$361,370

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 7.9%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$605,000	$715,219
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	160,000	177,150
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	110,000	120,658
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	9,000,137
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,000,000	2,239,360

		$12,252,524
Sales & Excise Tax Revenue - 3.8%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	$335,000	$377,960
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2041	1,000,000	1,272,410
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,015,000	1,050,789
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	676,720
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	626,816
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	615,000	656,033
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	555,000	601,986
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	594,840

		$5,857,554
Single Family Housing - State - 0.9%
West Virginia Housing Development Fund Rev., “A”, 2.75%, 2020	$1,000,000	$1,020,510
West Virginia Housing Development Fund Rev., “A”, 2.95%, 2021	300,000	304,878

		$1,325,388
State & Local Agencies - 8.3%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$616,079
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	680,000	807,888
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 2018	2,200,000	2,316,776
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,018,350
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 2022	1,000,000	1,197,730
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, NATL, 5%, 2029	1,530,000	1,630,307
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 2029	2,000,000	2,334,640
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	665,156
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,393,157
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	803,196

		$12,783,279
Tax - Other - 6.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$176,405
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	61,223
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	421,124
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	118,798
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	124,792
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	120,866
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	425,209
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,241,060
West Virginia Housing Development Fund, “A”, 3.8%, 2024	1,200,000	1,267,332
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 2020	2,000,000	2,307,660
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,148,560
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	856,403
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,157,990

		$10,427,422

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$455,000	$459,195
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	314,916

		$774,111
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$168,472
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	620,000	750,634
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	650,000	588,848

		$1,507,954
Transportation - Special Tax - 0.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$560,000	$580,558

Universities - Colleges - 21.1%
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 2032	$4,035,000	$4,588,925
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,233,813
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,294,280
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	20,000	21,838
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	155,000	170,717
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	375,000	416,430
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,288,080
Marshall University, WV, University Rev., 5%, 2041	1,000,000	1,116,650
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	405,000	471,521
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 2021	1,270,000	1,276,477
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	110,000	116,788
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,742,335
University of California Rev., “G”, 4%, 2029	755,000	837,031
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,517,280
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2014 (c)	2,000,000	2,116,660
West Virginia Higher Education Policy Commission Rev. (Higher Education Facilities), “A”, 5%, 2026	1,600,000	1,917,968
West Virginia School Building Authority Rev., “A”, NATL, 5%, 2021	1,250,000	1,433,488
West Virginia University Board of Governors University Rev., 3.375%, 2037	1,000,000	956,980
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	2,151,605
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,592,860
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2014 (c)	3,230,000	3,418,406

		$32,680,132
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$45,000	$49,608

Utilities - Investor Owned - 2.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$470,000	$581,357
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	391,524
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	320,187
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	3,001,080

		$4,294,148
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$362,658
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,066,392

		$1,429,050

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 2.0%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$843,768
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	630,000	678,983
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	553,171
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	281,510
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	143,564
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	326,879
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	70,000	75,221
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	115,000	122,897

		$3,025,993
Water & Sewer Utility Revenue - 13.4%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$1,028,640
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,005,902
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	227,022
Fairmont, WV, Waterworks Rev., “D”, AGM, 3.2%, 2029	500,000	500,000
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	544,123
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	2,140,580
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,341,909
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,002,210
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,021,960
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,912,301
West Virginia Water Development Authority Rev. (Loan Program III), “A”, 3.75%, 2039	2,000,000	1,893,720
West Virginia Water Development Authority Rev. (Loan Program III), “B”, 3.75%, 2040	1,000,000	944,180
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	2,038,199
West Virginia Water Development Authority, Infrastructure Rev., ‘‘A’’, AGM, 4.75%, 2045	2,000,000	2,158,220

		$20,758,966
Total Municipal Bonds		$151,237,346

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	2,455,960	$2,455,960
Total Investments		$153,693,306

Other Assets, Less Liabilities - 0.6%		1,003,588
Net Assets - 100.0%		$154,696,894

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$151,237,346	$—	$151,237,346
Mutual Funds	2,455,960	—	—	2,455,960
Total Investments	$2,455,960	$151,237,346	$—	$153,693,306

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$143,714,189
Gross unrealized appreciation	10,332,240
Gross unrealized depreciation	(353,123)
Net unrealized appreciation (depreciation)	$9,979,117

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,411,024	23,936,509	(24,891,573)	2,455,960

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,317	$2,455,960

6

QUARTERLY REPORT

December 31, 2012

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.7%
General Obligations - General Purpose - 11.9%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,338,380
Boston, MA, “B”, 4%, 2021	1,870,000	2,231,134
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,302,830
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,942,474
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	5,103,480
Commonwealth of Massachusetts, “C”, AGM, 5.25%, 2024	2,300,000	2,710,067
Commonwealth of Massachusetts, “C”, 3%, 2030	3,000,000	3,020,580
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,513,753
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,160,000	1,142,496
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,650,000	1,736,295
Duxbury, MA, 3%, 2015	1,985,000	2,116,963
Natick, MA, Municipal Purpose Loan, 3%, 2014	1,560,000	1,618,937
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	918,118
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	665,639
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,145,000	1,177,163
State of California, 6%, 2039	1,555,000	1,892,295

		$36,430,604
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$685,000	$764,398
Guam Government, “A”, 5.25%, 2037	395,000	400,384
Guam Government, “A”, 7%, 2039	75,000	84,921

		$1,249,703
General Obligations - Schools - 0.4%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2026	$1,970,000	$1,205,640

Healthcare Revenue - Hospitals - 13.6%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$680,000	$709,430
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,315,000	1,523,493
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	444,051
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	235,000	273,119
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	935,000	1,094,287
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	690,000	802,249
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	885,820
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	621,010
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,233,218
Massachusetts Development Finance Agency Healthcare System Rev. (Covenant Health System Obligated Group), 5%, 2031	1,560,000	1,713,223
Massachusetts Development Finance Agency Rev. (Berkshire Health System), “G”, 5%, 2029	1,000,000	1,128,940
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	1,000,000	1,249,950
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,137,170
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	555,020
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,171,500
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,667,580
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,128,950
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,210,000	1,211,222
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,636,165
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,694,288
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,630,350
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,501,005
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,180,080
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,210,740

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J1”, 5%, 2034	$1,375,000	$1,526,704
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	741,628
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,084,620
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	1,067,270
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	2,203,960
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	511,365
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	743,111
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	38,755
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	195,164
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	458,003
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,598,426
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	977,531

		$41,549,397
Healthcare Revenue - Long Term Care - 0.8%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$527,840
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	575,038
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	272,190
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	12,631
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	93,608	1,308
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	541,353
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	238,000
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	23,324
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	151,132

		$2,342,816
Healthcare Revenue - Other - 0.7%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,158,820

Human Services - 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,218,732

Industrial Revenue - Airlines - 0.6%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,901,653

Industrial Revenue - Environmental Services - 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$796,770
Massachusetts Development Finance Agency, Resource Recovery Rev. (Convanta Energy Project), “C”, 5.25%, 2042	1,535,000	1,559,038

		$2,355,808
Industrial Revenue - Other - 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Springfield Resource Recovery Project), “A”, 5.625%, 2019	$1,675,000	$1,681,801

Miscellaneous Revenue - Other - 5.0%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$811,643
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,459,689
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,711,605
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	4,052,965
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,909,627
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,132,260
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,281,640

		$15,359,429

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 5.7%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,206,733
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,527,375
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	1,072,140
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	1,016,670
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,791,384
Massachusetts Housing Finance Agency Rev., “E”, 2.875%, 2027	1,000,000	985,050
Massachusetts Housing Finance Agency Rev., “F”, 3.45%, 2037	1,000,000	965,850
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	726,336
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,245,642
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,448,121
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,802,578
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	1,425,000	1,527,657
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,281,297

		$17,596,833
Parking - 1.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,471,030

Port Revenue - 1.6%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,294,576
Massachusetts Port Authority Rev., “B”, 5%, 2040	2,000,000	2,315,980
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	125,000	132,800
Massachusetts Port Authority, “B”, 5%, 2033	1,080,000	1,268,968

		$5,012,324
Sales & Excise Tax Revenue - 8.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$1,149,603
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	555,000	612,887
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	2,034,310
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	2,045,000	2,602,078
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,430,974
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,945,000	2,536,552
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,533,080
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,242,160
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, 5%, 2030	3,000,000	3,640,200
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	1,027,549
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,098,983
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,857
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,040,000	1,108,328
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	724,366
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,146,484
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,077,829
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,175,000	1,183,460
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	8,490,000	684,209

		$26,845,909
Single Family Housing Revenue - Local - 0.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 2027	$1,000,000	$1,035,080

Single Family Housing - State - 2.4%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	$1,625,000	$1,655,615
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,040,000	1,057,264
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	1,660,000	1,663,785
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.15%, 2032	2,000,000	1,950,720

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.45%, 2037	$1,000,000	$978,670

		$7,306,054
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,382,175

State & Local Agencies - 3.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.958%, 2037	$1,370,000	$946,862
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,142,811
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	6,447,480
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,926,506

		$11,463,659
Student Loan Revenue - 4.3%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$2,000,000	$2,189,840
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,235
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,755,000	1,933,273
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,190,000	1,356,469
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,490,410
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,660,000	1,833,985
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	795,000	878,698
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,363,359

		$13,136,269
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$286,658
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	94,618
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,960,423
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	701,874

		$3,043,573
Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$286,858
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	400,588
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	415,514
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,616,285
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	960,000	869,683

		$3,588,928
Toll Roads - 1.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,614,630
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,932,774

		$4,547,404
Transportation - Special Tax - 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 2016 (c)	$200,000	$233,510

Universities - Colleges - 20.0%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,285,640
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,904,105
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,725,109
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,417,612
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	2,044,980
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,033,200
Massachusetts Development Finance Agency Rev. (Holy Cross), AMBAC, 5.25%, 2032	1,500,000	1,998,420

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5.25%, 2042	$1,500,000	$1,661,865
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	2,140,480
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,037,050
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,537,325
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	1,099,360
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,245,560
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,574,205
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 2050	2,000,000	2,221,460
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	1,005,971
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2037	2,000,000	2,183,800
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,326,444
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,795,515
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,109,410
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	855,548
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,382,890
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,672,890
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2030	1,500,000	1,735,260
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2031	1,250,000	1,441,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	578,170
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	283,293
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	725,888
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	338,358
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,352,440
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	500,000	546,155
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,019,670
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2029	2,000,000	2,402,480
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	1,000,000	1,164,250
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	340,734
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	110,000	107,169
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	180,000	179,590
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 4.375%, 2031	75,000	71,800
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 5%, 2042	35,000	34,255
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,120,520
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,713,790

		$61,414,161
Universities - Secondary Schools - 3.0%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$786,329
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	1,080,000	1,255,122
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	1,167,850
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,183,867
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,098,040
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	1,000,000	1,144,780
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	507,445
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,184,710

		$9,328,143
Utilities - Investor Owned - 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,226,390

Utilities - Municipal Owned - 0.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$658,363

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 1.5%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$1,270,000	$1,368,743
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	645,000	724,206
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	805,000	927,714
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	465,353
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	241,187
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	541,042
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	160,000	171,933
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	260,000	277,854

		$4,718,032
Water & Sewer Utility Revenue - 4.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	$655,000	$639,850
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	2,000,000	2,004,620
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,155,000	1,321,932
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	322,248
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,700,314
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,676,040
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 2032	75,000	75,196
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	170,053
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	153,758
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	595,000	791,927
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	2,173,194
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	754,560

		$12,783,692
Total Municipal Bonds		$296,245,932

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	6,890,879	$6,890,879
Total Investments		$303,136,811

Other Assets, Less Liabilities - 1.1%		3,276,725
Net Assets - 100.0%		$306,413,536

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$296,245,932	$—	$296,245,932
Mutual Funds	6,890,879	—	—	6,890,879
Total Investments	$6,890,879	$296,245,932	$—	$303,136,811

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$273,166,037
Gross unrealized appreciation	30,629,891
Gross unrealized depreciation	(659,117)
Net unrealized appreciation (depreciation)	$29,970,774

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,347,027	51,796,871	(51,253,019)	6,890,879

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,934	$6,890,879

8

QUARTERLY REPORT

December 31, 2012

MFS® MISSISSIPPI

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.3%
Airport Revenue - 1.4%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,588,435

General Obligations - General Purpose - 9.7%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$738,344
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	455,000	453,626
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	220,154
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	372,683
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	1,000,000	1,057,440
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,250,000	1,315,375
Desoto County, MS, 4%, 2022	1,000,000	1,184,460
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	754,676
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,123,060
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2026	1,270,000	1,586,459
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	406,950
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	368,577
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	410,182
State of California, 5.125%, 2033	530,000	600,156
State of California, 6%, 2039	700,000	851,837

		$11,443,979
General Obligations - Improvement - 5.3%
Guam Government, “A”, 6.75%, 2029	$35,000	$39,057
Guam Government, “A”, 5.25%, 2037	155,000	157,113
Guam Government, “A”, 7%, 2039	40,000	45,291
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	215,000	216,043
State of Mississippi, “A”, 5%, 2018	500,000	608,205
State of Mississippi, “B”, 5%, 2013	1,000,000	1,043,260
State of Mississippi, “B”, 5%, 2024	580,000	692,079
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2030	1,000,000	1,183,970
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2036	2,000,000	2,284,000

		$6,269,018
General Obligations - Schools - 0.5%
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	$1,000,000	$567,580

Healthcare Revenue - Hospitals - 12.2%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$270,000	$281,686
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	1,425,000	1,431,042
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,004,300
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,720
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	119,506
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	390,351
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	451,828
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	334,432
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	185,000	209,215
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	95,138
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	612,560
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,040,330
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,193,280
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,043,340
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,091,500
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	522,020

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	$250,000	$253,770
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	253,450
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	251,802
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	623,986
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	162,621
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	88,711
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	214,508
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	754,976
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	459,386

		$14,384,458
Industrial Revenue - Other - 0.3%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$255,000	$297,256

Industrial Revenue - Paper - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$862,043
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	792,068

		$1,654,111
Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$500,000	$591,090

Multi-Family Housing Revenue - 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	$150,000	$97,488
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 2048	1,000,000	1,004,600

		$1,102,088
Sales & Excise Tax Revenue - 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$525,200
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	295,000	332,831
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	985,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	745,387
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	323,653
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	193,899

		$3,106,500
Single Family Housing - State - 4.0%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2”, GNMA, 5.3%, 2034	$180,000	$193,374
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.625%, 2039	205,000	214,584
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	345,000	346,484
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	300,000	302,526
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	125,000	132,031
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	150,000	157,715
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	335,000	338,397
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	1,860,000	1,975,190
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	70,000	73,557
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	984,260

		$4,718,118
State & Agency - Other - 0.9%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,089,430

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 19.2%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$216,895
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,286,390
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,434,787
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,166,900
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2023	345,000	412,078
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	427,867
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	380,000	449,088
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,104,380
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,273,922
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	578,940
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	559,780
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,118,470
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	750,000	883,620
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,086,850
Mississippi Development Bank Special Obligation (Mississippi Highway), 5%, 2025	1,000,000	1,250,580
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	558,035
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	852,713
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,340,376
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,491,504
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	967,373
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,021,810
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	777,563
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,782,428
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	564,595

		$22,606,944
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$137,816
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	44,526
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	127,501
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	142,040
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	853,184
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	98,793
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	93,396
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	328,435

		$1,825,691
Tobacco - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$136,599
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	545,000	649,596
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	420,000	508,494
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	530,000	480,138

		$1,774,827
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$110,000	$118,608
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	195,000	219,640
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	310,000	334,726

		$672,974

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 2.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,199,616
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,197,313

		$2,396,929
Universities - Colleges - 17.0%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,120,300
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	1,027,576
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	15,000	16,379
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	135,000	148,689
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,242,786
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,691,910
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,272,259
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	360,000	419,130
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “A”, 5%, 2041	1,000,000	1,134,770
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,207,820
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	1,500,000	1,580,325
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	2,128,480
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,749,990
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	784,276
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	545,305
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	847,013
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,113,780

		$20,030,788
Universities - Dormitories - 1.0%
Mississippi State University, Educational Building Corp., 5%, 2036	$1,000,000	$1,130,830
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	40,000	44,096

		$1,174,926
Utilities - Investor Owned - 1.0%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$410,000	$461,931
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	370,000	457,664
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	305,158

		$1,224,753
Utilities - Municipal Owned - 3.8%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$65,000	$75,313
Guam Power Authority Rev., “A”, AGM, 5%, 2026	55,000	63,377
Guam Power Authority Rev., “A”, AGM, 5%, 2027	20,000	22,938
Guam Power Authority Rev., “A”, 5%, 2034	65,000	70,307
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	188,472
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	1,086,170
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	176,412
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	113,598
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	551,969
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,057,010
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,014,270

		$4,419,836
Utilities - Other - 1.3%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$505,000	$544,264
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	255,000	286,314
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	375,000	432,165
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	212,569

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$95,000	$109,108

		$1,584,420
Water & Sewer Utility Revenue - 9.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$2,000,900
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	460,000	526,484
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,057,530
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	301,117
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,327,175
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,677,958
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,154,320
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,453,996
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	695,000	820,906

		$11,320,386
Total Municipal Bonds		$115,844,537

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	1,691,864	$1,691,864
Total Investments		$117,536,401

Other Assets, Less Liabilities - 0.3%		373,092
Net Assets - 100.0%		$117,909,493

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$115,844,537	$—	$115,844,537
Mutual Funds	1,691,864	—	—	1,691,864
Total Investments	$1,691,864	$115,844,537	$—	$117,536,401

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,719,926
Gross unrealized appreciation	8,892,673
Gross unrealized depreciation	(76,198)
Net unrealized appreciation (depreciation)	$8,816,475

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	409,619	16,582,642	(15,300,397)	1,691,864

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,699	$1,691,864

7

QUARTERLY REPORT

December 31, 2012

MFS® NEW YORK

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.9%
Airport Revenue - 1.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$653,089
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,067,180
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 2015	1,000,000	1,102,170
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,361,411

		$4,183,850
General Obligations - General Purpose - 4.4%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$495,347
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	862,787
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,600,000	1,683,680
New York, NY, “B”, 5%, 2018	3,000,000	3,609,360
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,240,750
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,019
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	374,078
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	855,000	879,017
State of California, 5.125%, 2033	990,000	1,121,046

		$10,271,084
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$290,000	$293,953
Guam Government, “A”, 7%, 2039	105,000	118,889

		$412,842
General Obligations - Schools - 1.3%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	$2,220,000	$1,299,166
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	516,040
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	551,225
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	584,745

		$2,951,176
Healthcare Revenue - Hospitals - 10.8%
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$550,000	$599,214
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	496,240
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	395,313
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	215,000	249,875
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	715,000	836,807
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,462,734
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	196,221
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	166,412
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,071,356
Nassau County, NY, Local Economic Assistance Corp. Rev. (South Nassau Communities Hospital), 5%, 2037	1,000,000	1,082,440
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	1,500,000	1,606,485
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	38,755
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,742,707
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “A”, 4.75%, 2039	325,000	343,831
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 5%, 2032	385,000	419,284
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 4.75%, 2039	300,000	317,382
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,466,880
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,283,880
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Obligated Group), “B”, 5%, 2039	1,000,000	1,122,650
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	892,133
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 2037	750,000	829,673

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	$1,000,000	$1,150,920
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 4.5%, 2032	500,000	492,345
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 2028	1,000,000	1,133,710
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	195,164
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	458,003
Westchester County, NY, Health Care Corp. Rev.,“B”, 6%, 2030	1,000,000	1,190,130
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	700,000	748,741
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	1,009,581

		$24,998,866
Healthcare Revenue - Long Term Care - 1.4%
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	$550,000	$357,792
New York Dormitory Authority Rev., Non-State Supported Debt (Miriam Osborn Memorial Home Association), 5%, 2042	500,000	527,170
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 2040	1,000,000	1,122,160
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	380,000	392,734
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	143,975
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	214,657
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	368,855
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	23,324
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	151,132

		$3,301,799
Human Services - 0.7%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$207,107
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	699,900
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 2032	705,000	815,410

		$1,722,417
Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.625%, 2025 (d)(q)	$350,000	$399,396
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.75%, 2031 (d)(q)	100,000	114,986

		$514,382
Industrial Revenue - Environmental Services - 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Convanta Energy), “A”, 5.25%, 2042	$1,160,000	$1,178,166

Industrial Revenue - Other - 1.1%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$580,000	$676,112
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	512,465
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,285,430

		$2,474,007
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,790
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	701,162

		$1,171,952
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$2,038,138

Miscellaneous Revenue - Other - 4.5%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,903,925
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	3,000,000	3,366,990

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	$3,000,000	$3,193,530
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal – Federation of Jewish Philanthropies of NY, Inc.), “A”, 5%, 2027	1,000,000	1,060,310

		$10,524,755
Multi-Family Housing Revenue - 2.3%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$406,112
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	1,520,000	1,593,720
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	775,000	783,835
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,052,740
New York, NY, City Housing Development Corp., 5.5%, 2034	15,000	15,057
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	512,395
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,050,200

		$5,414,059
Port Revenue - 1.0%
Port Authority of NY & NJ, “173”, 4%, 2027	$2,000,000	$2,218,220

Sales & Excise Tax Revenue - 3.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,176,530
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	395,000	436,199
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,195,000	1,520,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,857
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,060,000	1,129,642
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	647,306
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	996,476
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	945,643
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	6,385,000	514,567

		$7,379,750
Single Family Housing - State - 1.9%
New York Housing Finance Agency Rev., “E”, 3%, 2030	$1,000,000	$978,300
New York Housing Finance Agency Rev., “E”, 3.4%, 2037	1,000,000	972,130
New York Mortgage Agency Rev., 5.1%, 2024	315,000	324,157
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	508,255
New York Mortgage Agency Rev., “130”, 4.65%, 2037	1,680,000	1,708,862

		$4,491,704
State & Agency - Other - 0.8%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$923,024
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	715,000	812,841

		$1,735,865
State & Local Agencies - 12.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.958%, 2037	$1,405,000	$971,052
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,214,479
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,545,000	1,551,613
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 2016	2,430,000	2,712,658
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,197,220
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 2017	1,130,000	1,321,456
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,020,520
New York Thruway Authority, Personal Income Tax Rev., “A”, 5%, 2018	1,710,000	2,048,819
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2018	140,000	140,533
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,373,740
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,907,878

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	$2,000,000	$2,310,860
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,660,150
New York Urban Development Corp. Rev., Service Contract, “A-2”, 5%, 2020	2,000,000	2,412,860
United Nations Development Corp., “A”, 5%, 2026	500,000	567,420

		$28,411,258
Tax - Other - 11.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$297,683
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	100,184
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,000,000	3,556,890
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	2,000,000	2,477,660
New York Dormitory Authority, State Personal Income Tax Rev., “E”, 5%, 2018	3,000,000	3,586,830
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,247,820
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,222,060
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,533,130
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,136,740
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	3,000,000	3,574,290
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	707,723
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,299,913
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,177,502

		$25,918,425
Tobacco - 3.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$291,411
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	765,000	724,723
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,370,000	1,293,760
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	1,235,000	1,113,217
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	429,799
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	655,000	650,677
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,040,000	942,157
New York County Tobacco Trust II, 5.625%, 2035	800,000	790,424
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 2032	750,000	799,815
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	500,000	534,025
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	398,515

		$7,968,523
Toll Roads - 1.5%
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2028	$1,000,000	$1,201,090
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,318,380

		$3,519,470
Transportation - Special Tax - 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$900,000	$933,039
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,156,200
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,547,680
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	65,000	66,765
New York Thruway Authority, General Rev., Highway & Bridges, “A-1”, 5%, 2020	1,750,000	2,163,368

		$7,867,052
Universities - Colleges - 19.2%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,128,300
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,063,130
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,581,902
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	542,655
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	1,000,000	1,137,700

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$1,945,000	$2,217,242
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,658,227
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 2029	1,325,000	1,638,310
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	613,980
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	1,000,000	1,196,120
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,089,740
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,183,625
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,054,940
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	675,192
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), “A”, 5%, 2028	1,000,000	1,143,700
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,248,880
New York Dormitory Authority Rev., Non-State Supported Debt (Culinary Institute of America), 5%, 2042	250,000	268,765
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,175,160
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,230,342
New York Dormitory Authority Rev., Non-State Supported Debt (Rockefeller University), “A”, 5%, 2037	1,000,000	1,165,930
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 2027	1,000,000	1,184,090
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,227,500
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), “A”, 5%, 2031	1,750,000	2,041,953
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,421,900
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2035	500,000	559,630
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	2,195,500
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	80,000	77,941
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	135,000	134,692
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2013 (c)	2,000,000	2,046,960
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	535,865
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,394,211
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	1,000,000	1,103,350
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnical Institute), “E”, 5%, 2031	1,000,000	1,133,530
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	678,241

		$44,749,203
Universities - Dormitories - 1.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,284,820

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$535,000	$632,611

Utilities - Municipal Owned - 2.6%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$574,673
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,826,775
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,237,590
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,431,900

		$6,070,938
Utilities - Other - 1.0%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,512,989
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	480,000	538,944
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	115,000	123,577
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	190,000	203,047

		$2,378,557

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 2.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	$475,000	$464,023
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,240,000	1,242,864
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	332,813
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,438,915
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,397,886
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	335,000	361,666

		$6,238,167
Total Municipal Bonds		$223,022,056

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	6,757,869	$6,757,869
Total Investments		$229,779,925

Other Assets, Less Liabilities - 1.2%		2,810,377
Net Assets - 100.0%		$232,590,302

(c)	Refunded Bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$223,022,056	$—	$223,022,056
Mutual Funds	6,757,869	—	—	6,757,869
Total Investments	$6,757,869	$223,022,056	$—	$229,779,925

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$208,544,197
Gross unrealized appreciation	21,865,671
Gross unrealized depreciation	(629,943)
Net unrealized appreciation (depreciation)	$21,235,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,701,616	41,222,484	(37,166,231)	6,757,869

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,515	$6,757,869

8

QUARTERLY REPORT

December 31, 2012

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.1%
Airport Revenue - 4.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,603,602
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,409,200
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,080,540
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,643,500
Charlotte, NC, Airport Rev., “A”, 5%, 2036	3,000,000	3,432,330
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,241,471
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	260,000	299,785
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	255,000	291,697
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	505,000	583,199
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,901,373

		$19,486,697
General Obligations - General Purpose - 5.6%
Cary, NC, Public Improvement, “B”, 4%, 2017	$3,305,000	$3,786,935
Charlotte, NC, “C”, 5%, 2014	1,000,000	1,065,560
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,790,000	1,762,989
Durham County, NC, 5%, 2019	3,615,000	4,520,594
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	742,616
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	6,215,829
Mecklenburg County, NC, “C”, 5.25%, 2025	1,415,000	1,916,646
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	995,708
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,673,901
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,695,000	1,742,613
State of California, 5.25%, 2029	1,980,000	2,338,598

		$26,761,989
General Obligations - Improvement - 1.7%
Guam Government, “A”, 6.75%, 2029	$240,000	$267,818
Guam Government, “A”, 7%, 2039	265,000	300,054
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,408,860
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,742,508
North Carolina Capital Improvement Obligation, “C”, 5%, 2025	2,710,000	3,302,704

		$8,021,944
General Obligations - Schools - 3.8%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2026	$3,045,000	$1,863,540
Johnston County, NC, “B”, 5%, 2018	1,425,000	1,700,125
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,885,000	3,218,968
Wake County, NC, “C”, 5%, 2020	3,000,000	3,740,070
Wake County, NC, “C”, 5%, 2021	3,000,000	3,806,040
Wake County, NC, “C”, 5%, 2024	3,000,000	3,927,540

		$18,256,283
Healthcare Revenue - Hospitals - 21.8%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$2,029,140
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2031	1,000,000	1,085,280
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 2034	4,000,000	4,427,960
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2043	2,500,000	2,759,650
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2047	1,000,000	1,064,830
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	785,211
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	432,497
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,369,231

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	$360,000	$418,396
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,385,000	1,620,949
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,902,082
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	368,658
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	281,179
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,648,418
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	925,224
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,259,317
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	60,901
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	2,000,000	2,184,200
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,343,860
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,179,280
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 2035	800,000	897,280
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), “A”, AMBAC, 5%, 2035	1,155,000	1,173,907
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cumberland County Hospital System) “A”, 5%, 2032	3,950,000	4,508,885
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	3,000,000	3,435,630
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,869,804
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,935,645
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,242,720
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	2,033,614
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,306,840
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,772,270
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), “A”, 5%, 2036	2,000,000	2,176,740
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “B”, 5%, 2033	2,000,000	2,298,060
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 2031	3,000,000	3,397,710
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, ASSD GTY, 5.625%, 2038	500,000	545,940
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,782,304
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	2,131,560
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5%, 2032	1,645,000	1,879,560
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,566,122
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	4,000,000	4,407,640
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	976,450
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	1,034,995
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,085,680
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,250,172
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	11,082,217
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,604,427
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	566,162
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	319,359
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	736,282
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	1,395,000	1,492,134
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,589,332
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,597,168

		$103,842,872
Healthcare Revenue - Long Term Care - 0.9%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	$800,000	$832,376
North Carolina Medical Care Commission, Health Care Facilities Rev. (Lutheran Services for the Aging, Inc. Obligated Services) “A”, 5%, 2037	1,000,000	1,014,620
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	510,926
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,615,198
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	40,817
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	255,761

		$4,269,698

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,117,720

Miscellaneous Revenue - Other - 0.3%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	$1,000,000	$1,290,570
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	111,592

		$1,402,162
Multi-Family Housing Revenue - 1.2%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$2,033,160
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,432,290
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	930,000	942,453
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,054,510

		$5,462,413
Port Revenue - 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,114,780

Sales & Excise Tax Revenue - 3.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$2,052,327
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	1,140,000	1,286,194
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	805,000	888,961
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	2,865,000	3,736,361
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,821,171
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	15,000	19,285
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,725,000	1,838,332
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	840,000	854,129
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	1,322,320
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,970,000	1,984,184

		$15,803,264
Single Family Housing - State - 2.2%
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	$315,000	$315,161
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,115,000	2,133,506
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	1,775,000	1,789,484
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,705,000	1,737,821
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	480,000	490,536
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,685,000	1,719,273
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,870,000	1,931,747
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	140,000	140,141

		$10,257,669
State & Agency - Other - 1.8%
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,472,470
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,158,056
Charlotte, NC, COP, “E”, 5%, 2026	760,000	866,529
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,246,440

		$8,743,495
State & Local Agencies - 9.0%
Asheville, NC, Limited Obligation, 5%, 2028	$400,000	$470,136
Asheville, NC, Limited Obligation, 5%, 2030	300,000	349,416
Asheville, NC, Limited Obligation, 5%, 2032	250,000	288,775
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,689,273
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.958%, 2037	2,260,000	1,561,976
Duplin, NC, Limited Obligation (County Water Districts), 5%, 2037	3,595,000	4,017,880

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	$1,355,000	$1,414,579
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	454,552
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,693,247
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	399,661
Mooresville, NC, COP, 5%, 2032	3,120,000	3,380,801
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,328,460
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	908,182
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,271,080
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	854,759
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,166,740
Wake County, NC, 5%, 2033	6,000,000	7,156,080
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,564,540
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	3,032,156

		$43,002,293
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$463,063
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	161,407
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,175,639
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	329,394
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	363,975
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	335,128
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,278,685

		$5,107,291
Tobacco - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$468,990
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	1,295,000	1,226,818
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	2,020,000	2,407,678
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,391,133
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	1,335,000	1,326,189
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,480,000	1,340,762

		$9,161,570
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$430,000	$463,648
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	725,000	816,611
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,160,000	1,252,522

		$2,532,781
Transportation - Special Tax - 4.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$5,040,000	$5,742,828
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	1,906,857
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 2018 (c)	5,810,000	7,107,547
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2028	2,300,000	2,743,279
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	3,000,000	3,420,300

		$20,920,811
Universities - Colleges - 12.3%
Appalachian State University, NC, Rev., NATL, 5%, 2015 (c)	$370,000	$412,213
Appalachian State University, NC, Rev., 4%, 2019	1,080,000	1,254,744
Appalachian State University, NC, Rev., 4%, 2026	1,445,000	1,642,286
Appalachian State University, NC, Rev., NATL, 5%, 2030	630,000	668,865
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	60,000	65,515
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	515,000	567,221

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	$1,000,000	$1,250,300
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,279,940
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,856,549
North Carolina Agricultural & Technical University Rev. (University of North Carolina), 5%, 2037	1,000,000	1,117,660
North Carolina Capital Facilities Finance Agency Rev. (Methodist University), 5%, 2034	1,000,000	1,088,810
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5%, 2032	500,000	550,320
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 2033	1,000,000	1,111,220
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,138,025
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	1,001,843
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,304,260
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,134,140
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 2040	1,565,000	1,841,379
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,893,450
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,879,369
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,620,635
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	519,764
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,192,186
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	170,000	165,624
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	275,000	274,373
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 4.375%, 2031	115,000	110,093
Puerto Rico Industrial, Tourist, Medical, & Enviromental Central Facilities (University of Sacred Heart), 5%, 2042	55,000	53,829
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	960,000	1,015,382
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2029	445,000	462,845
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,086,880
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,798,015
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	227,854
University of North Carolina, Charlotte, “A”, 5%, 2037	2,000,000	2,338,260
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,612,360
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	2,161,480
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,275,486
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,293,040
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,972,044
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	2,072,939
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2014 (c)	595,000	629,706
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,947,257

		$58,888,161
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$160,000	$176,386

Utilities - Investor Owned - 0.5%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,533,050

Utilities - Municipal Owned - 9.3%
Guam Power Authority Rev., “A”, ASSD GTY, 5%, 2020	$1,000,000	$1,175,710
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,000,000	1,178,840
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	632,294
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	17,324,484
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2019	10,000,000	10,008,400
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2020	6,000,000	6,005,040
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,835,350

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Raleigh, NC, “A”, 5%, 2020	$4,000,000	$5,058,800

		$44,218,918
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$2,325,506
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	1,905,000	2,053,114
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,215,824
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,468,575
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	907,372
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	255,000	274,018
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	405,000	432,811

		$8,677,220
Water & Sewer Utility Revenue - 9.2%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,145,600
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,443,490
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	5,192,775
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,874,700
Charlotte, NC, Water & Sewer Systems Rev., 5%, 2021	1,800,000	2,321,748
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	960,000	937,814
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,710,000	1,957,146
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,707,512
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,930,022
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,987,528
Greensboro, NC, Enterprise Systems Rev., “A”, 5%, 2016	4,005,000	4,566,501
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,695,608
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,337,900
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	592,395
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,158,530
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	938,376
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	2,590,000	3,059,204
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,743,888
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,372,380

		$43,963,117
Total Municipal Bonds		$463,722,584

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	9,487,957	$9,487,957
Total Investments		$473,210,541

Other Assets, Less Liabilities - 0.9%		4,196,375
Net Assets - 100.0%		$477,406,916

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

6

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$463,722,584	$—	$463,722,584
Mutual Funds	9,487,957	—	—	9,487,957
Total Investments	$9,487,957	$463,722,584	$—	$473,210,541

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$434,084,996
Gross unrealized appreciation	39,786,396
Gross unrealized depreciation	(660,851)
Net unrealized appreciation (depreciation)	$39,125,545

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Share/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	7,019,962	89,200,037	(86,732,042)	9,487,957

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,695.00	$9,487,957

9

QUARTERLY REPORT

December 31, 2012

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.5%
Airport Revenue - 3.2%
Atlanta, GA, Airport Rev., “B”, 5%, 2025	$1,415,000	$1,676,951
Atlanta, GA, Airport Rev., “B”, 5%, 2026	800,000	943,928
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	7,125,000	8,384,344
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,640,000	1,889,838
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	1,095,000	1,252,549
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	12,440,000	13,472,147
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	1,980,000	2,282,980
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	1,930,000	2,207,746
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	3,865,000	4,463,495
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,192,258
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,345,000	2,637,070
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,472,377
Massachusetts Port Authority Rev., “A”, 5%, 2037	470,000	528,539
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	2,165,000	2,442,445
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	6,614,622
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,487,361
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,716,953
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2028	6,000,000	6,797,280
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	8,462,882

		$73,925,765
General Obligations - General Purpose - 7.2%
Allegheny County, PA, “C-70”, 5%, 2037	$2,010,000	$2,244,487
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	9,145,000	11,033,443
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	5,000,000	6,948,050
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,585,000	6,278,601
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	2,000,000	1,969,820
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,180,000	2,294,014
Detroit, MI, 5.25%, 2035	5,000,000	5,482,950
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	8,145,000	9,579,090
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,414,140
New Castle County, DE, “B”, 5%, 2022	5,000,000	6,451,150
New York, NY, “B”, 5%, 2020	10,730,000	13,322,690
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	5,280,000	6,860,885
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,185,880
State of California, 5%, 2024	4,365,000	5,244,373
State of California, 4%, 2026	9,275,000	10,071,723
State of California, 5.25%, 2028	2,965,000	3,545,013
State of California, 5.125%, 2033	2,155,000	2,440,257
State of California, 6.5%, 2033	4,000,000	4,981,960
State of California, 6%, 2039	3,000,000	3,650,730
State of Hawaii, “DZ”, 5%, 2031	2,230,000	2,668,775
State of Illinois, 5%, 2025	1,060,000	1,205,951
State of Louisiana, “C”, 5%, 2026	4,380,000	5,416,483
State of Maryland, “C”, 5%, 2019	6,890,000	8,641,714
State of Tennessee, “A”, 5%, 2029	1,000,000	1,227,780
State of Washington, “A”, 4%, 2030	7,585,000	8,371,565
State of Washington, “A”, 5%, 2033	5,000,000	5,807,500
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	28,517,903

		$166,856,927

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Improvement - 1.7%
Columbus, OH, “A”, 4%, 2028	$19,075,000	$21,541,207
Guam Government, “A”, 7%, 2039	910,000	1,030,375
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	3,800,000	5,061,410
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 2021 (c)	4,700,000	5,359,504
Massachusetts Bay Transportation Authority, “C”, ETM, 6.1%, 2013 (c)	3,640,000	3,673,925
New Orleans, LA, 5%, 2030	660,000	743,444
New Orleans, LA, 5%, 2031	790,000	885,661

		$38,295,526
General Obligations - Schools - 5.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$984,458
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	946,316
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	1,794,504
Chesterfield County, SC, School District, 5%, 2025	2,250,000	2,738,655
Chicago, IL, Board of Education, NATL, 6.25%, 2015	10,745,000	10,983,002
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	7,365,000	4,719,787
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	7,430,000	3,929,727
Dallas, TX, Independent School District, 5%, 2022	8,500,000	10,917,145
Dallas, TX, Independent School District, 5%, 2023	6,000,000	7,615,140
Denver, CO, City & County School District No. 1, 5%, 2024	10,000,000	12,271,900
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	2,045,630
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,728,217
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	1,146,583
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	1,062,227
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	1,225,000	1,362,874
Florida Board of Education, Capital Outlay, 9.125%, 2014	795,000	824,010
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	250,000	300,945
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	665,000	729,911
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,029,610
Fresno, CA, Unified School District, “A”, NATL, 6.55%, 2020	1,225,000	1,267,569
Frisco, TX, Independent School District, School Building, “B”, 3%, 2042	2,755,000	2,545,400
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,840,941
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	701,856
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,263,885
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,084,950
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	906,840
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “B”, 0%, 2034	1,165,000	419,563
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	6,054,750
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	932,052
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	249,412
Monongalia County, WV, Board of Education, 5%, 2029	2,445,000	2,872,704
Monongalia County, WV, Board of Education, 5%, 2031	675,000	785,869
Monongalia County, WV, Board of Education, 5%, 2033	965,000	1,111,612
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,782,340
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	1,003,214
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,821,493
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,906,186
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,151,040
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,167,880
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,167,880
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	3,141,192
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,981,300
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,005,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	$3,440,000	$1,595,334
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	580,407

		$119,472,140
Healthcare Revenue - Hospitals - 15.0%
Baxter County, AR, Hospital Rev., 5.375%, 2014	$10,000	$10,033
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,470,097
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,940,194
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 2031	5,000,000	5,839,950
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,978,976
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	8,170,000	9,109,632
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	350,000	351,537
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,550,000	3,858,318
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	5,712,767
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,163,000
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,588,943
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	9,182,766
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,295,051
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,562,521
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,315,308
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	5,551,350
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.201%, 2027 (p)	4,700,000	6,438,718
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	375,747
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 2019 (c)	1,000,000	1,218,750
Illinois Finance Authority Rev. (Centegra Health System), 5%, 2038	3,055,000	3,227,333
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,237,418
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,381,840
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,702,507
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	3,002,949
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,662,041
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,853,235
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,800,435
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,948,651
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	3,239,359
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,530,310
Indiana Finance Authority, Hospital Rev. (Parkview Health System), 5%, 2029	1,585,000	1,768,686
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,741,138
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,490,000	2,682,278
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	955,000	967,148
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	1,980,000	2,199,483
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,355,000	3,899,215
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,630,581
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	885,708
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	747,686
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	5,285,194
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	585,000	639,721
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,170,000	1,263,343
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	1,094,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	$2,010,000	$650,436
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	440,000	489,975
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	1,005,000	1,097,822
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	2,205,000	2,390,573
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,712,512
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	4,322,207
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	5,428,850
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,850,000	6,113,835
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	320,332
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,047,070
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,510,000	1,845,749
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,780,000	3,223,438
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,670,000	1,884,027
Mecosta County, MI, General Hospital Rev., 6%, 2018	220,000	220,293
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,623,354
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,195,000	3,546,067
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,270,000	1,457,541
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	8,145,459
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	791,603
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	610,000	662,887
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	440,000	471,583
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	603,135
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	1,035,000	1,137,517
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	1,935,000	2,072,366
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,610,000	5,399,094
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	490,000	542,572
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	571,464
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	504,440
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,775,059
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,626,138
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,185,900
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	6,000,000	6,767,100
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	4,455,000	4,871,721
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,095,160
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,518,737
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	9,011,238
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,452,803
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,968,281
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,198,751
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,581,947
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	2,290,000	2,530,473
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,110,270
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	531,875
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,631,078
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	1,205,000	1,310,016
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System, Inc.), 5.625%, 2013 (c)	500,000	506,535
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	1,075,000	1,176,201
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	3,520,000	3,839,334
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,179,898
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	7,296,578
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,376,426

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	$2,000,000	$25,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,300,000	3,307,359
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	170,000	170,794
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,820,490
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,476,580
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	5,360,000	6,045,062
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	2,075,000	2,484,543
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	1,085,977
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	485,000	488,191
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,715,075
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	4,278,555
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	6,184,243
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2027	14,095,000	16,165,274
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,371,936
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	2,199,823
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,787,263
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	2,215,000	2,519,430
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	665,000	746,349
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	3,115,000	3,331,897
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,852,692
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,220,000	1,439,173
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,705,635
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	4,438,953
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,451,990
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	1,730,000	1,823,939
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	1,730,000	1,829,665

		$344,918,289
Healthcare Revenue - Long Term Care - 2.2%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), Capital Appreciation, 8%, 2036	$1,595,000	$1,355,750
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,130,360
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,148,091
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	220,000	249,339
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	285,000	318,146
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	670,000	738,374
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	783,211
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	550,006
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	932,065
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,635,063
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	447,165
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,316,821
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,482,624
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,295,050
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,553,076
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	2,157,324
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	3,126,444
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,750,000	1,865,133
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	135,492
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	7,722,857
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	395,000	440,658

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	$3,100,000	$3,407,148
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	5,003,550
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	881,846
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	3,070,791
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	501,466
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,615,945

		$51,863,795
Human Services - 0.1%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$280,000	$280,966
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	890,000	891,442

		$1,172,408
Industrial Revenue - Airlines - 0.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,628,152
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,089,029
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	733,846
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	642,380
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	570,000	571,596
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (d)	1,435,000	1,598,504
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	1,805,000	1,847,851
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 7.75%, 2031 (d)(q)	1,190,000	1,368,333

		$9,479,691
Industrial Revenue - Chemicals - 1.0%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$504,440
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	7,310,000	8,373,605
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,797,184
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,641,710
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	7,020,840
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,086,484
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,200,000	1,216,620

		$23,640,883
Industrial Revenue - Environmental Services - 0.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,085,993
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,802,762
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,347,786
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	321,765
Massachusetts Development Finance Agency, Resource Recovery Rev. (Convanta Energy Project), “C”, 5.25%, 2042	1,150,000	1,168,009
Massachusetts Development Finance Agency, Resource Recovery Rev. (Convanta Energy), “A”, 4.875%, 2027	350,000	352,146
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Convanta Energy), “A”, 5.25%, 2042	1,170,000	1,188,322

		$8,266,783
Industrial Revenue - Other - 0.6%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	$126,224	$1,262
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	116,013	1,160
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	265,000	264,955
Massachusetts Development Finance Agency, Resource Recovery Rev. (Springfield Resource Recovery Project), “A”, 5.625%, 2019	11,545,000	11,591,873
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	560,000	568,753
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	476,453

		$12,904,456

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 0.4%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$1,760,000	$1,826,634
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,516,455
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	1,950,000	1,950,702
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,146,776
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	1,250,000	1,255,413
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	550,000	55

		$8,696,035
Miscellaneous Revenue - Entertainment & Tourism - 0.6%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,373,227
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,732,703
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	2,460,000	2,460,467
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	3,148,737
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	2,163,260
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	685,926

		$14,564,320
Miscellaneous Revenue - Other - 1.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$995,000	$1,108,350
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,524,421
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,237,208
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,430,566
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	3,900,000	4,086,108
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	750,000	866,753
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	505,000	591,380
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,233,081
District of Columbia Rev. (American Society Hematology), 5%, 2036	760,000	827,678
District of Columbia Rev. (American Society Hematology), 5%, 2042	985,000	1,067,011
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	2,320,000	2,564,667
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	430,000	430,284
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	508,654
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	2,415,000	2,673,864
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	5,395,000	5,917,722
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	733,340
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	2,052,884
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	2,300,000	2,651,762
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,915,328
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	463,107
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	155,000	155,445

		$38,039,613
Multi-Family Housing Revenue - 0.2%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$1,045,000	$1,056,432
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,395,488
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,230,996
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,820,040

		$5,502,956
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,250,000	$3,760,283

Port Revenue - 1.1%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.375%, 2037 (b)	$1,885,000	$1,895,650
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	795,000	911,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - continued
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$1,535,000	$1,743,607
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	545,000	579,008
Port Authority of NY & NJ, “173”, 4%, 2027	15,000,000	16,636,650
Port of Oakland, CA, Rev., “P”, 5%, 2033	1,000,000	1,106,670
Seattle, WA, Port Rev., “B”, 5%, 2024	3,000,000	3,501,510

		$26,374,706
Sales & Excise Tax Revenue - 6.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,755,000	$2,060,142
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	3,505,000	4,096,504
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	655,000	763,317
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	4,685,000	5,334,622
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	6,150,000	7,535,411
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	5,000,000	5,882,650
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,038,700
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	12,084,311
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	3,615,000	4,726,649
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,612,678
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	10,730,000	12,785,975
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 2026	12,500,000	15,420,125
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	3,640,000	4,105,774
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	21,678,600
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	3,435,000	3,913,530
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	1,160,000	1,128,587
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	925,000	935,906
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	45,000	57,855
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	5,855,000	6,239,674
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,105,000	1,148,880
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,745,000	1,792,935
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,530,000	1,577,813
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,460,000	3,697,633
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	605,000	622,981
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,190,000	4,220,168
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,977,890
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	280,000	87,567
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,455,655
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	1,130,367
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	840,395
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,790,000	2,471,497

		$139,424,791
Single Family Housing - Local - 0.6%
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	$885,000	$925,029
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	1,410,000	1,431,122
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	40,000	40,486
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	35,000	37,462
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	225,000	230,639
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	180,000	181,426
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	1,655,000	1,717,923
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,060,000	1,077,691
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,175,000	1,230,507
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	320,000	339,158
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	100,000	105,831
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,345,000	1,420,871

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	$95,000	$101,352
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	475,000	510,725
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	480,000	516,638
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	110,000	113,226
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	295,000	302,584
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,270,000	1,357,478
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	155,000	161,893
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 2038	1,340,000	1,431,375

		$13,233,416
Single Family Housing - State - 0.9%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$4,595,000	$4,671,047
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	1,935,000	2,022,868
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,754,572
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	2,220,000	2,270,105
Colorado Housing & Finance Authority Rev., 6.05%, 2016	25,000	25,266
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	45,000	45,936
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	50,000	51,688
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	305,000	320,601
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	255,000	266,233
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	25,000	25,859
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	535,000	576,452
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	505,000	515,090
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	50,000	50,467
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	795,000	817,832
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	155,000	155,273
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	60,000	61,142
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	580,000	617,016
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	820,000	861,590
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	660,000	693,119
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	450,000	470,768

		$21,272,924
Solid Waste Revenue - 0.1%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,950,000	$1,951,677
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	339,890
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	658,887

		$2,950,454
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$1,200,000	$1,244,304
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,222,020

		$2,466,324
State & Local Agencies - 3.7%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$1,720,000	$1,935,826
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	3,447,577
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	500,000	541,200
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 2025	3,000,000	3,836,430
Commonwealth of Pennsylvania, Public School Building Authority Rev., Capital Appreciation, 0%, 2029	2,075,000	1,017,912
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	1,870,000	2,122,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	$935,000	$1,051,950
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	700,000	784,021
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	235,000	261,830
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	9,043,518
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.814%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.958%, 2037	7,000,000	4,837,980
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.871%, 2018 (p)	900,000	1,176,318
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,549,097
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,763,398
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	1,048,960
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	1,095,306
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,107,250
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,945,199
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	913,420
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	550,665
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	4,830,394
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	1,450,000	1,708,332
New York Dormitory Authority Rev. (City University), 5.75%, 2013	1,355,000	1,391,328
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	14,765,000	16,636,316
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,181,497
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	2,455,000	2,585,901
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	3,565,000	3,596,336
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	4,330,000	4,345,848
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,720,905

		$86,277,669
Student Loan Revenue - 0.8%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$2,240,000	$2,477,933
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	2,240,000	2,485,594
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	185,000	206,033
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,795,000	4,218,294
Massachusetts Educational Financing Authority, “J”, 4.7%, 2026	2,600,000	2,678,728
Massachusetts Educational Financing Authority, “J”, 4.9%, 2028	2,705,000	2,805,599
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,520,000	2,775,982
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	261,781

		$17,909,944
Tax - Other - 0.6%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,950,000	$4,683,239
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	5,000,000	6,194,150
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,550,020
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	130,000	136,780

		$13,564,189
Tax Assessment - 0.8%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$160,000	$140,139
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	1,285,000	1,391,128
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	890,000	880,593
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	75,000	74,814
Fishhawk Community Development District, FL, 7.04%, 2014	5,000	5,055
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,360,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	$835,000	$834,382
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,665,000	1,243,772
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	275,000	223,652
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	190,000	85,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	40,000	40,051
Main Street Community Development District, FL, “A”, 6.8%, 2038	535,000	522,877
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,354,680
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	70,000	55,321
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,206,400
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	65,000	64,490
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	585,000	547,712
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	3,230,000	3,623,091
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,940,000	2,142,129
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	55,000	38,511
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	365,000	356,828
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	123,264
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	65,000	63,227

		$19,377,731
Tobacco - 3.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$8,600,000	$7,831,676
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	4,458,450
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	8,900,000	8,431,415
District of Columbia, Tobacco Settlement, 6.25%, 2024	855,000	874,631
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,405,000	1,439,142
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	4,495,106
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	431,443
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,731,922
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	2,610,000	2,925,079
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	10,593,625
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,962,274
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	955,000	977,767
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,835,000	2,902,898
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	12,095,000	10,957,102
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	765,000	817,058
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	180,000	187,191
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,590,263

		$69,607,042
Toll Roads - 2.7%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$1,290,000	$1,380,816
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2032	1,260,000	767,214
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2040	1,715,000	1,024,901
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	1,495,000	1,646,982
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	5,645,000	6,437,897
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	8,859,261
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2029	15,000,000	17,761,650
North Texas Tollway Authority Rev., “C”, 1.95%, 2038 (b)	8,000,000	8,040,640
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,156,620
Oklahoma Turnpike Authority, “B”, 5%, 2027	3,835,000	4,565,376
Oklahoma Turnpike Authority, “B”, 5%, 2028	745,000	883,309
Oklahoma Turnpike Authority, “B”, 5%, 2030	500,000	588,060
Oklahoma Turnpike Authority, “B”, 5%, 2031	750,000	878,543
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	1,000,000	1,096,030
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	2,675,000	3,270,803

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$1,310,000	$1,412,508
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	2,180,000	2,455,465

		$62,226,075
Transportation - Special Tax - 2.8%
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	$8,180,000	$9,203,809
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	4,870,000	6,054,043
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	785,000	851,278
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	9,310,050
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 2031	13,920,000	14,751,581
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	330,000	338,963
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,271,268
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	4,595,000	5,519,422
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	4,595,000	5,495,069
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	4,615,000	5,494,619
State of Hawaii, Highway Rev., “A”, 5%, 2030	3,695,000	4,398,676
State of Hawaii, Highway Rev., “A”, 5%, 2031	1,380,000	1,635,521
State of Hawaii, Highway Rev., “A”, 5%, 2032	920,000	1,084,708

		$65,409,007
Universities - Colleges - 8.2%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,800,750
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,815,011
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,332,592
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,898,552
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,862,050
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,742,278
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,115,735
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	5,421,452
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,976,352
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	988,100
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	263,725
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	300,314
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,361,260
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	490,000	545,640
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	9,725,626
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	7,337,547
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,685,000	3,357,056
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,532,442
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,140,502
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	556,070
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	1,450,000	1,671,836
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	1,080,000	1,239,116
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	275,000	312,868
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,750,490
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	5,681,267
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	6,041,841
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,395,006
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	1,065,000	1,176,836
Indiana University Rev., “A”, 5%, 2029	950,000	1,158,677
Indiana University Rev., “A”, 5%, 2030	610,000	735,996
Indiana University Rev., “A”, 5%, 2031	525,000	630,520
Indiana University Rev., “A”, 5%, 2032	525,000	627,611
Indiana University Rev., “A”, 5%, 2037	1,580,000	1,840,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	$3,000,000	$3,348,810
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	584,777
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	695,323
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	992,376
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	466,381
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	29,925,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,347,370
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,769,572
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	1,000,000	1,092,310
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,875,000	2,090,813
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 4%, 2037	1,175,000	1,179,853
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	5,296,355
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2030	1,440,000	1,563,134
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2031	1,430,000	1,544,901
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2032	1,190,000	1,278,488
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2033	975,000	1,041,710
Oregon Health & Science University Rev., “A”, 5%, 2026	530,000	625,628
Oregon Health & Science University Rev., “E”, 5%, 2030	930,000	1,081,813
Oregon Health & Science University Rev., “E”, 5%, 2032	2,095,000	2,412,686
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5.5%, 2034	2,420,000	2,461,164
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	1,210,000	1,323,994
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,836,385
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 5%, 2035	250,000	285,530
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	2,230,000	2,414,243
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,486,020
Texas A&M University, “A”, 5%, 2026	1,150,000	1,473,932
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	2,175,000	2,581,007
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	960,000	1,135,133
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	915,000	1,077,294
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	1,675,000	1,942,749
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	9,895,000	10,917,648
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,475,575
University of Colorado, Enterprise Rev., 5%, 2029	4,220,000	5,015,470
University of Minnesota, “A”, 5%, 2025	710,000	881,039
University of Minnesota, “A”, 5%, 2027	1,000,000	1,236,310
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,320,331
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,922,093
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	700,792
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,428,459

		$189,587,967
Universities - Dormitories - 0.8%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$4,410,302
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	1,101,537
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	1,060,226
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,820,814
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	3,220,936
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	5,035,328
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	578,447
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	1,010,509

		$18,238,099
Universities - Secondary Schools - 1.6%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$5,269,402
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,672,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	$1,425,000	$1,623,902
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,982,361
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	295,000	303,965
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	545,000	577,629
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,968,632
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2030	2,425,000	2,655,957
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	5,130,000	5,521,829
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,694,587
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	5,001,764
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	40,000
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	494,952
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	464,709
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	3,294,019

		$36,566,233
Utilities - Investor Owned - 3.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	$2,460,000	$228,337
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	6,491,940
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,840,000	2,163,858
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “F”, 4%, 2039	2,595,000	2,620,327
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	6,748,693
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	11,152,250
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	4,254,530
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	6,000,000	6,029,100
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	500,000	595,455
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,644,100
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	2,033,891
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,782,797
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	821,681
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,386,760
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,218,376
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,268,534
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,485,200
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,811,917
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,490,779
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,610,000	5,281,539
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,941,801

		$83,451,865
Utilities - Municipal Owned - 7.3%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2024	$1,500,000	$1,779,705
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	16,233,980
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	400,000	480,416
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,108,060
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	153,910
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,274,740
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	8,965,520
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	5,880,000	6,848,789
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2026	3,065,000	3,714,627
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	412,111
Guam Power Authority Rev., “A”, AGM, 5%, 2025	1,155,000	1,338,252
Guam Power Authority Rev., “A”, AGM, 5%, 2026	960,000	1,106,208
Guam Power Authority Rev., “A”, AGM, 5%, 2027	385,000	441,549
Guam Power Authority Rev., “A”, 5%, 2034	1,155,000	1,249,294
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,755,608

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	$14,020,000	$14,409,616
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	480,000	542,717
Lakeland, FL, Energy System Rev., “B”, 5.25%, 2036	500,000	635,570
Lincoln, NB, Electric System Rev., 5%, 2028	2,000,000	2,445,840
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	3,615,000	4,159,997
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	550,000	567,639
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2029	4,765,000	5,730,627
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2030	2,500,000	2,996,125
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,486,465
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2019	10,000,000	10,008,400
Northern California Transmission Agency, NATL, 7%, 2013	1,425,000	1,456,407
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,316,026
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,872,072
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	2,195,000	2,526,269
Salt River, AZ, Project Agriculture Improvement & Power District Electric, “A”, 5%, 2028	13,500,000	16,372,125
San Antonio, TX, Electric & Gas Rev., 5.25%, 2025 (u)	25,000,000	32,644,250
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,247,419

		$169,280,333
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$836,850
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,483,284
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	5,246,975
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	1,020,414
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	2,119,616
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	9,660,000	10,411,065
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	5,194,364
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	6,431,349
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	12,200,000	13,698,160
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,782,806
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,728,660
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,912,269
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,723,861
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,530,837
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,805,000	3,193,296
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2031	1,835,000	1,971,854
Texas Gas Acquisition & Supply Corp., Gas Supply Rev., 5%, 2032	2,925,000	3,125,860

		$66,411,520
Water & Sewer Utility Revenue - 7.8%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,530,310
Austin, TX, Water & Wastewater System Rev., 5%, 2027	3,000,000	3,666,630
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	28,329,831
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	5,415,000	5,289,859
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	11,483,800
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,285,000	6,305,216
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,415,000	1,680,893
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,345,000	5,139,309
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	235,000	276,767
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	3,910,000	4,475,112
El Paso, TX, Water & Sewer Rev., 5%, 2028	455,000	545,108
Fulton County, GA, Water & Sewer Rev., 5%, 2026	3,680,000	4,416,442
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,733,043
Houston, TX, Utility System Rev., “D”, 5%, 2036	3,760,000	4,360,397
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	4,000,000	4,836,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Iowa Finance Authority Rev., 5%, 2031	$9,940,000	$11,754,547
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	4,084,495
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	5,610,039
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,078,606
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	1,525,000	1,778,043
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,113,090
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,805,839
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	3,152,715
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,710
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	2,440,000	2,733,239
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	22,545,000	24,319,292
Omaha, NE, Sanitation Sewer Rev., 4%, 2029	930,000	1,016,351
Omaha, NE, Sanitation Sewer Rev., 4%, 2030	1,380,000	1,500,722
Omaha, NE, Sanitation Sewer Rev., 4%, 2032	865,000	930,697
Orange County, CA, Sanitation District, Wastewater Rev., “A”, 4%, 2033	9,250,000	10,102,943
Pinellas County, FL, Sewer Rev., AGM, 5%, 2013 (c)	1,170,000	1,211,687
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	330,000	340,124
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,062,600
San Antonio, TX, Water System Rev., 4%, 2028	5,000,000	5,600,400
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,002,040
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	969,279
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2029	1,250,000	689,213
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2030	1,425,000	750,462
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2031	1,615,000	811,408
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2032	1,760,000	839,344

		$178,897,842
Total Municipal Bonds		$2,203,888,001

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.09%, due 1/02/13	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.09%, due 1/02/13	2,300,000	2,300,000
Total Floating Rate Demand Notes		$3,800,000

Money Market Funds - 7.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	163,599,753	$163,599,753
Total Investments		$2,371,287,754

Other Assets, Less Liabilities - (2.8)%		(64,872,818)
Net Assets - 100.0%		$2,306,414,936

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,566,676 representing 0.3% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,820,040
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,203,888,001	$—	$2,203,888,001
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	163,599,753	—	—	163,599,753
Total Investments	$163,599,753	$2,207,688,001	$—	$2,371,287,754

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,094,097,134
Gross unrealized appreciation	217,662,888
Gross unrealized depreciation	(5,427,706)
Net unrealized appreciation (depreciation)	$212,235,182

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
	104,294,056	507,928,599	(448,622,902)	163,599,753

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
	$—	$—	$119,056	$163,599,753

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2013

*	Print name and title of each signing officer under his or her signature.